UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06110

Western Asset Funds, Inc.

(Exact name of registrant as specified in charter)

One Madison Avenue, 17th Floor, New York, NY 10010

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 877-6LM-FUND/656-3863

Date of fiscal year end: May 31

Date of reporting period: November 30, 2025

ITEM 1.	REPORT TO STOCKHOLDERS.

(a) The Report to Shareholders is filed herewith

Western Asset Intermediate Bond Fund
Class A [WATAX]	Semi-Annual Shareholder Report | November 30, 2025

This semi-annual shareholder report contains important information about Western Asset Intermediate Bond Fund for the period June 1, 2025, to November 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A	$38	0.74%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of November 30, 2025)

Total Net Assets	$176,096,086
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	436
Portfolio Turnover Rate	22%
WHAT DID THE FUND INVEST IN? (as of November 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Western Asset Intermediate Bond Fund	PAGE 1	7818-STSR-0126

Western Asset Intermediate Bond Fund
Class C [WATCX]	Semi-Annual Shareholder Report | November 30, 2025

This semi-annual shareholder report contains important information about Western Asset Intermediate Bond Fund for the period June 1, 2025, to November 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C	$77	1.51%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of November 30, 2025)

Total Net Assets	$176,096,086
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	436
Portfolio Turnover Rate	22%
WHAT DID THE FUND INVEST IN? (as of November 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Western Asset Intermediate Bond Fund	PAGE 1	7817-STSR-0126

Western Asset Intermediate Bond Fund
Class R [WATRX]	Semi-Annual Shareholder Report | November 30, 2025

This semi-annual shareholder report contains important information about Western Asset Intermediate Bond Fund for the period June 1, 2025, to November 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R	$58	1.14%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of November 30, 2025)

Total Net Assets	$176,096,086
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	436
Portfolio Turnover Rate	22%
WHAT DID THE FUND INVEST IN? (as of November 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Western Asset Intermediate Bond Fund	PAGE 1	7816-STSR-0126

Western Asset Intermediate Bond Fund
Class I [WATIX]	Semi-Annual Shareholder Report | November 30, 2025

This semi-annual shareholder report contains important information about Western Asset Intermediate Bond Fund for the period June 1, 2025, to November 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class I	$27	0.53%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of November 30, 2025)

Total Net Assets	$176,096,086
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	436
Portfolio Turnover Rate	22%
WHAT DID THE FUND INVEST IN? (as of November 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Western Asset Intermediate Bond Fund	PAGE 1	7224-STSR-0126

Western Asset Intermediate Bond Fund
Class IS [WABSX]	Semi-Annual Shareholder Report | November 30, 2025

This semi-annual shareholder report contains important information about Western Asset Intermediate Bond Fund for the period June 1, 2025, to November 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class IS	$22	0.44%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of November 30, 2025)

Total Net Assets	$176,096,086
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	436
Portfolio Turnover Rate	22%
WHAT DID THE FUND INVEST IN? (as of November 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Western Asset Intermediate Bond Fund	PAGE 1	7277-STSR-0126

(b) Not applicable

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Western Asset
Intermediate Bond Fund
Financial Statements and Other Important Information
Semi-Annual  | November 30, 2025

franklintempleton.com
Financial Statements and Other Important Information — Semi-Annual

Schedule of Investments (unaudited)
November 30, 2025
 Western Asset Intermediate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
U.S. Government & Agency Obligations — 37.3%
U.S. Government Obligations — 37.3%
U.S. Treasury Bonds	5.000%	5/15/45	$10,000	$10,486
U.S. Treasury Bonds	1.375%	8/15/50	30,000	15,271
U.S. Treasury Notes	3.875%	3/31/27	90,000	90,339
U.S. Treasury Notes	3.875%	5/31/27	120,000	120,562
U.S. Treasury Notes	3.625%	8/31/27	230,000	230,386
U.S. Treasury Notes	3.875%	6/15/28	130,000	131,244
U.S. Treasury Notes	3.625%	8/15/28	250,000	250,884
U.S. Treasury Notes	2.625%	7/31/29	1,730,000	1,676,208
U.S. Treasury Notes	3.875%	11/30/29	290,000	293,421
U.S. Treasury Notes	4.125%	11/30/29	230,000	234,838
U.S. Treasury Notes	4.375%	12/31/29	10,000	10,307
U.S. Treasury Notes	4.000%	3/31/30	50,000	50,849
U.S. Treasury Notes	3.875%	6/30/30	1,280,000	1,295,575
U.S. Treasury Notes	3.875%	7/31/30	240,000	242,906
U.S. Treasury Notes	4.000%	7/31/30	530,000	539,213
U.S. Treasury Notes	4.000%	1/31/31	1,220,000	1,241,183
U.S. Treasury Notes	4.125%	2/29/32	13,460,000	13,756,015
U.S. Treasury Notes	4.125%	3/31/32	13,510,000	13,806,323
U.S. Treasury Notes	4.000%	4/30/32	13,670,000	13,873,448
U.S. Treasury Notes	4.000%	6/30/32	14,650,000	14,858,877
U.S. Treasury Notes	4.000%	7/31/32	30,000	30,414
U.S. Treasury Notes	2.750%	8/15/32	1,430,000	1,344,200
U.S. Treasury Notes	3.875%	8/15/34	640,000	637,512
U.S. Treasury Notes	4.250%	11/15/34	100,000	102,268
U.S. Treasury Strip Principal (STRIPS)	0.000%	5/15/49	2,720,000	882,691

Total U.S. Government & Agency Obligations (Cost — $64,955,048)				65,725,420
Corporate Bonds & Notes — 25.9%
Communication Services — 2.4%
Diversified Telecommunication Services — 1.0%
AT&T Inc., Senior Notes	2.300%	6/1/27	140,000	136,472
AT&T Inc., Senior Notes	4.700%	8/15/30	180,000	183,563
AT&T Inc., Senior Notes	2.250%	2/1/32	150,000	132,330
NTT Finance Corp., Senior Notes	4.876%	7/16/30	280,000	286,132 (a)
Verizon Communications Inc., Senior Notes	3.875%	2/8/29	130,000	129,445
Verizon Communications Inc., Senior Notes	1.680%	10/30/30	334,000	296,129
See Notes to Financial Statements.
Western Asset Intermediate Bond Fund 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
November 30, 2025
 Western Asset Intermediate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Diversified Telecommunication Services — continued
Verizon Communications Inc., Senior Notes	4.780%	2/15/35	$590,000	$585,649
Total Diversified Telecommunication Services				1,749,720
Entertainment — 0.0%††
Warnermedia Holdings Inc., Senior Notes	3.755%	3/15/27	38,000	37,627
Interactive Media & Services — 0.6%
Alphabet Inc., Senior Notes	4.000%	5/15/30	100,000	100,620
Alphabet Inc., Senior Notes	4.375%	11/15/32	100,000	101,246
Alphabet Inc., Senior Notes	4.500%	5/15/35	50,000	50,352
Alphabet Inc., Senior Notes	4.700%	11/15/35	150,000	152,480
Meta Platforms Inc., Senior Notes	4.200%	11/15/30	120,000	120,861
Meta Platforms Inc., Senior Notes	4.600%	11/15/32	190,000	192,896
Meta Platforms Inc., Senior Notes	4.750%	8/15/34	120,000	122,137
Meta Platforms Inc., Senior Notes	4.875%	11/15/35	130,000	131,460
Total Interactive Media & Services				972,052
Media — 0.3%
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	4.400%	4/1/33	120,000	113,174
Comcast Corp., Senior Notes	3.150%	3/1/26	10,000	9,978
Comcast Corp., Senior Notes	3.300%	4/1/27	100,000	99,139
Comcast Corp., Senior Notes	4.150%	10/15/28	60,000	60,328
Comcast Corp., Senior Notes	3.400%	4/1/30	60,000	58,192
Fox Corp., Senior Notes	4.709%	1/25/29	10,000	10,151
Fox Corp., Senior Notes	6.500%	10/13/33	170,000	188,428
Total Media				539,390
Wireless Telecommunication Services — 0.5%
T-Mobile USA Inc., Senior Notes	3.750%	4/15/27	50,000	49,781
T-Mobile USA Inc., Senior Notes	3.875%	4/15/30	580,000	571,453
T-Mobile USA Inc., Senior Notes	2.550%	2/15/31	120,000	109,967
T-Mobile USA Inc., Senior Notes	2.250%	11/15/31	130,000	115,567
T-Mobile USA Inc., Senior Notes	5.150%	4/15/34	100,000	102,950
Total Wireless Telecommunication Services				949,718

Total Communication Services				4,248,507
Consumer Discretionary — 1.3%
Automobiles — 0.4%
Ford Motor Credit Co. LLC, Senior Notes	5.918%	3/20/28	360,000	368,122
General Motors Co., Senior Notes	5.600%	10/15/32	90,000	94,451
See Notes to Financial Statements.

Western Asset Intermediate Bond Fund 2025 Semi-Annual Report

 Western Asset Intermediate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Automobiles — continued
Hyundai Capital America, Senior Notes	5.950%	9/21/26	$280,000	$283,942 (a)
Total Automobiles				746,515
Broadline Retail — 0.4%
Amazon.com Inc., Senior Notes	2.100%	5/12/31	140,000	126,772
Amazon.com Inc., Senior Notes	4.350%	3/20/33	530,000	533,858
Total Broadline Retail				660,630
Hotels, Restaurants & Leisure — 0.4%
Las Vegas Sands Corp., Senior Notes	3.500%	8/18/26	160,000	158,895
Las Vegas Sands Corp., Senior Notes	5.625%	6/15/28	40,000	40,922
Las Vegas Sands Corp., Senior Notes	6.000%	8/15/29	140,000	146,630
Las Vegas Sands Corp., Senior Notes	6.000%	6/14/30	10,000	10,496
McDonald’s Corp., Senior Notes	3.600%	7/1/30	70,000	68,736
Royal Caribbean Cruises Ltd., Senior Notes	5.625%	9/30/31	190,000	194,249 (a)
Royal Caribbean Cruises Ltd., Senior Notes	6.000%	2/1/33	110,000	113,292 (a)
Total Hotels, Restaurants & Leisure				733,220
Specialty Retail — 0.1%
Lowe’s Cos. Inc., Senior Notes	1.700%	9/15/28	150,000	140,925
Textiles, Apparel & Luxury Goods — 0.0%††
NIKE Inc., Senior Notes	2.850%	3/27/30	10,000	9,561

Total Consumer Discretionary				2,290,851
Consumer Staples — 1.0%
Beverages — 0.1%
Anheuser-Busch InBev Worldwide Inc., Senior Notes	3.500%	6/1/30	230,000	225,375
Consumer Staples Distribution & Retail — 0.0%††
Kroger Co., Senior Notes	5.000%	9/15/34	70,000	71,148
Food Products — 0.2%
Mars Inc., Senior Notes	3.200%	4/1/30	100,000	96,810 (a)
Mars Inc., Senior Notes	5.000%	3/1/32	210,000	217,140 (a)
Total Food Products				313,950
Personal Care Products — 0.1%
Kenvue Inc., Senior Notes	5.050%	3/22/28	90,000	92,086
Tobacco — 0.6%
Altria Group Inc., Senior Notes	6.200%	11/1/28	300,000	317,352
Altria Group Inc., Senior Notes	4.800%	2/14/29	59,000	60,018
Altria Group Inc., Senior Notes	2.450%	2/4/32	50,000	44,331
BAT Capital Corp., Senior Notes	3.557%	8/15/27	3,000	2,972
See Notes to Financial Statements.
Western Asset Intermediate Bond Fund 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
November 30, 2025
 Western Asset Intermediate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Tobacco — continued
BAT Capital Corp., Senior Notes	5.350%	8/15/32	$60,000	$62,616
BAT Capital Corp., Senior Notes	6.000%	2/20/34	150,000	161,512
BAT Capital Corp., Senior Notes	5.625%	8/15/35	20,000	20,979
Philip Morris International Inc., Senior Notes	4.875%	2/13/29	80,000	81,889
Philip Morris International Inc., Senior Notes	2.100%	5/1/30	10,000	9,172
Philip Morris International Inc., Senior Notes	5.125%	2/13/31	100,000	103,980
Philip Morris International Inc., Senior Notes	5.250%	2/13/34	100,000	103,874
Total Tobacco				968,695

Total Consumer Staples				1,671,254
Energy — 3.6%
Oil, Gas & Consumable Fuels — 3.6%
BP Capital Markets America Inc., Senior Notes	3.633%	4/6/30	130,000	127,955
Cameron LNG LLC, Senior Secured Notes	2.902%	7/15/31	30,000	27,728 (a)
Cheniere Energy Partners LP, Senior Notes	5.550%	10/30/35	150,000	154,391 (a)
Columbia Pipelines Operating Co. LLC, Senior Notes	6.036%	11/15/33	50,000	53,714 (a)
Continental Resources Inc., Senior Notes	4.375%	1/15/28	40,000	39,871
Continental Resources Inc., Senior Notes	5.750%	1/15/31	30,000	30,952 (a)
Coterra Energy Inc., Senior Notes	3.900%	5/15/27	510,000	508,215
Coterra Energy Inc., Senior Notes	4.375%	3/15/29	160,000	160,373
Devon Energy Corp., Senior Notes	5.200%	9/15/34	100,000	100,469
Energy Transfer LP, Senior Notes	5.550%	2/15/28	380,000	391,146
Energy Transfer LP, Senior Notes	3.750%	5/15/30	180,000	175,673
Enterprise Products Operating LLC, Senior Notes	4.150%	10/16/28	200,000	201,259
Enterprise Products Operating LLC, Senior Notes	3.125%	7/31/29	220,000	213,513
Enterprise Products Operating LLC, Senior Notes	6.650%	10/15/34	10,000	11,395
EQT Corp., Senior Notes	7.000%	2/1/30	180,000	195,894
Expand Energy Corp., Senior Notes	4.750%	2/1/32	20,000	19,786
See Notes to Financial Statements.

Western Asset Intermediate Bond Fund 2025 Semi-Annual Report

 Western Asset Intermediate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Oil, Gas & Consumable Fuels — continued
Florida Gas Transmission Co. LLC, Senior Notes	5.750%	7/15/35	$170,000	$178,099 (a)
Gulfstream Natural Gas System LLC, Senior Notes	5.600%	7/23/35	270,000	278,387 (a)
KazMunayGas National Co. JSC, Senior Notes	5.750%	4/19/47	450,000	429,096 (a)
MPLX LP, Senior Notes	4.800%	2/15/29	180,000	183,017
Occidental Petroleum Corp., Senior Notes	3.000%	2/15/27	100,000	98,843
Occidental Petroleum Corp., Senior Notes	6.450%	9/15/36	110,000	117,534
ONEOK Inc., Senior Notes	5.550%	11/1/26	240,000	242,792
ONEOK Inc., Senior Notes	5.650%	11/1/28	90,000	93,508
ONEOK Inc., Senior Notes	5.800%	11/1/30	40,000	42,253
Petrobras Global Finance BV, Senior Notes	6.850%	6/5/2115	190,000	183,211
Petroleos del Peru SA, Senior Notes	4.750%	6/19/32	320,000	268,661 (a)
Pioneer Natural Resources Co., Senior Notes	1.900%	8/15/30	130,000	117,688
Pioneer Natural Resources Co., Senior Notes	2.150%	1/15/31	140,000	127,306
Reliance Industries Ltd., Senior Notes	3.625%	1/12/52	270,000	199,762 (a)
Targa Resources Corp., Senior Notes	5.400%	7/30/36	70,000	70,650
Tennessee Gas Pipeline Co. LLC, Senior Notes	2.900%	3/1/30	20,000	18,885 (a)
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	7.850%	2/1/26	390,000	390,145
Viper Energy Partners LLC, Senior Notes	4.900%	8/1/30	70,000	70,925
Viper Energy Partners LLC, Senior Notes	5.700%	8/1/35	30,000	30,764
Western Midstream Operating LP, Senior Notes	4.750%	8/15/28	10,000	10,100
Western Midstream Operating LP, Senior Notes	6.350%	1/15/29	480,000	506,671
Williams Cos. Inc., Senior Notes	3.750%	6/15/27	130,000	129,149
Williams Cos. Inc., Senior Notes	2.600%	3/15/31	120,000	109,771

Total Energy				6,309,551
Financials — 8.7%
Banks — 6.2%
Banco Santander SA, Senior Notes	4.551%	11/6/30	400,000	402,110
See Notes to Financial Statements.
Western Asset Intermediate Bond Fund 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
November 30, 2025
 Western Asset Intermediate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Banks — continued
Banco Santander SA, Senior Notes (4.175% to 3/24/27 then 1 year Treasury Constant Maturity Rate + 2.000%)	4.175%	3/24/28	$200,000	$199,883 (b)
Bank of America Corp., Senior Notes (2.572% to 10/20/31 then SOFR + 1.210%)	2.572%	10/20/32	320,000	290,436 (b)
Bank of America Corp., Senior Notes (2.972% to 2/4/32 then SOFR + 1.330%)	2.972%	2/4/33	160,000	147,116 (b)
Bank of America Corp., Senior Notes (3.419% to 12/20/27 then 3 mo. Term SOFR + 1.302%)	3.419%	12/20/28	382,000	377,336 (b)
Bank of America Corp., Senior Notes (3.593% to 7/21/27 then 3 mo. Term SOFR + 1.632%)	3.593%	7/21/28	370,000	367,206 (b)
Bank of America Corp., Senior Notes (3.970% to 3/5/28 then 3 mo. Term SOFR + 1.332%)	3.970%	3/5/29	380,000	379,462 (b)
Bank of America Corp., Senior Notes (3.974% to 2/7/29 then 3 mo. Term SOFR + 1.472%)	3.974%	2/7/30	660,000	657,264 (b)
Bank of America Corp., Senior Notes (4.376% to 4/27/27 then SOFR + 1.580%)	4.376%	4/27/28	170,000	170,640 (b)
Bank of America Corp., Subordinated Notes	4.250%	10/22/26	160,000	160,360
BNP Paribas SA, Senior Notes (5.125% to 1/13/28 then 1 year Treasury Constant Maturity Rate + 1.450%)	5.125%	1/13/29	200,000	203,823 (a)(b)
BNP Paribas SA, Senior Notes (5.198% to 1/10/29 then 3 mo. Term SOFR + 2.829%)	5.198%	1/10/30	370,000	379,240 (a)(b)
BNP Paribas SA, Senior Notes (5.894% to 12/5/33 then SOFR + 1.866%)	5.894%	12/5/34	490,000	525,316 (a)(b)
CaixaBank SA, Senior Notes (4.885% to 7/3/30 then SOFR + 1.360%)	4.885%	7/3/31	200,000	203,631 (a)(b)
Citigroup Inc., Senior Notes (3.785% to 3/17/32 then SOFR + 1.939%)	3.785%	3/17/33	220,000	210,802 (b)
Citigroup Inc., Senior Notes (3.980% to 3/20/29 then 3 mo. Term SOFR + 1.600%)	3.980%	3/20/30	550,000	546,022 (b)
See Notes to Financial Statements.

Western Asset Intermediate Bond Fund 2025 Semi-Annual Report

 Western Asset Intermediate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Banks — continued
Citigroup Inc., Senior Notes (4.075% to 4/23/28 then 3 mo. Term SOFR + 1.454%)	4.075%	4/23/29	$470,000	$469,813 (b)
Citigroup Inc., Senior Notes (4.412% to 3/31/30 then SOFR + 3.914%)	4.412%	3/31/31	220,000	220,786 (b)
Citigroup Inc., Senior Notes (4.658% to 5/24/27 then SOFR + 1.887%)	4.658%	5/24/28	230,000	232,047 (b)
Citigroup Inc., Subordinated Notes	4.450%	9/29/27	350,000	351,793
Cooperatieve Rabobank UA, Senior Notes (3.649% to 4/6/27 then 1 year Treasury Constant Maturity Rate + 1.220%)	3.649%	4/6/28	510,000	507,053 (a)(b)
Credit Agricole SA, Senior Notes (4.818% to 9/25/32 then SOFR + 1.360%)	4.818%	9/25/33	250,000	250,639 (a)(b)
Danske Bank A/S, Senior Notes (4.298% to 4/1/27 then 1 year Treasury Constant Maturity Rate + 1.750%)	4.298%	4/1/28	220,000	220,259 (a)(b)
HSBC Holdings PLC, Senior Notes (2.848% to 6/4/30 then SOFR + 2.387%)	2.848%	6/4/31	310,000	290,486 (b)
JPMorgan Chase & Co., Senior Notes (4.005% to 4/23/28 then 3 mo. Term SOFR + 1.382%)	4.005%	4/23/29	340,000	339,735 (b)
JPMorgan Chase & Co., Senior Notes (4.452% to 12/5/28 then 3 mo. Term SOFR + 1.592%)	4.452%	12/5/29	380,000	384,306 (b)
JPMorgan Chase & Co., Senior Notes (5.294% to 7/22/34 then SOFR + 1.460%)	5.294%	7/22/35	370,000	385,901 (b)
JPMorgan Chase & Co., Subordinated Notes (5.576% to 7/23/35 then SOFR + 1.635%)	5.576%	7/23/36	250,000	261,690 (b)
Royal Bank of Canada, Senior Notes	3.875%	5/4/32	70,000	68,338
Toronto-Dominion Bank, Senior Notes	4.456%	6/8/32	170,000	170,631
Truist Financial Corp., Senior Notes (6.047% to 6/8/26 then SOFR + 2.050%)	6.047%	6/8/27	130,000	131,189 (b)
US Bancorp, Senior Notes (2.215% to 1/27/27 then SOFR + 0.730%)	2.215%	1/27/28	100,000	97,881 (b)
US Bancorp, Senior Notes (5.775% to 6/12/28 then SOFR + 2.020%)	5.775%	6/12/29	190,000	197,754 (b)
Wells Fargo & Co., Senior Notes	3.000%	10/23/26	310,000	307,114
See Notes to Financial Statements.
Western Asset Intermediate Bond Fund 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
November 30, 2025
 Western Asset Intermediate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Banks — continued
Wells Fargo & Co., Senior Notes (3.350% to 3/2/32 then SOFR + 1.500%)	3.350%	3/2/33	$140,000	$131,578 (b)
Wells Fargo & Co., Senior Notes (4.478% to 4/4/30 then 3 mo. Term SOFR + 4.032%)	4.478%	4/4/31	80,000	80,898 (b)
Wells Fargo & Co., Senior Notes (5.557% to 7/25/33 then SOFR + 1.990%)	5.557%	7/25/34	130,000	137,737 (b)
Wells Fargo & Co., Senior Notes (5.574% to 7/25/28 then SOFR + 1.740%)	5.574%	7/25/29	230,000	238,425 (b)
Wells Fargo & Co., Subordinated Notes	4.300%	7/22/27	210,000	210,938
Total Banks				10,907,638
Capital Markets — 1.6%
Bank of New York Mellon Corp., Senior Notes (4.289% to 6/13/32 then SOFR + 1.418%)	4.289%	6/13/33	290,000	287,702 (b)
Charles Schwab Corp., Senior Notes	5.875%	8/24/26	150,000	151,806
Charles Schwab Corp., Senior Notes (6.136% to 8/24/33 then SOFR + 2.010%)	6.136%	8/24/34	170,000	186,141 (b)
Goldman Sachs Group Inc., Senior Notes	3.500%	11/16/26	240,000	239,011
Goldman Sachs Group Inc., Senior Notes (3.814% to 4/23/28 then 3 mo. Term SOFR + 1.420%)	3.814%	4/23/29	190,000	188,738 (b)
Goldman Sachs Group Inc., Senior Notes (4.387% to 6/15/26 then SOFR + 1.510%)	4.387%	6/15/27	230,000	230,161 (b)
Intercontinental Exchange Inc., Senior Notes	4.600%	3/15/33	150,000	151,874
Morgan Stanley, Senior Notes (2.699% to 1/22/30 then SOFR + 1.143%)	2.699%	1/22/31	200,000	187,955 (b)
Morgan Stanley, Senior Notes (3.772% to 1/24/28 then 3 mo. Term SOFR + 1.402%)	3.772%	1/24/29	210,000	208,644 (b)
Morgan Stanley, Senior Notes (5.320% to 7/19/34 then SOFR + 1.555%)	5.320%	7/19/35	200,000	207,780 (b)
Morgan Stanley, Senior Notes (5.466% to 1/18/34 then SOFR + 1.730%)	5.466%	1/18/35	630,000	660,222 (b)
Nuveen LLC, Senior Notes	4.000%	11/1/28	180,000	180,349 (a)
Total Capital Markets				2,880,383
See Notes to Financial Statements.

Western Asset Intermediate Bond Fund 2025 Semi-Annual Report

 Western Asset Intermediate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Consumer Finance — 0.1%
American Express Co., Senior Notes	4.050%	5/3/29	$100,000	$100,692
Financial Services — 0.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	5.000%	11/15/35	200,000	198,910
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	2.450%	10/29/26	360,000	354,625
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	3.000%	10/29/28	400,000	387,335
Total Financial Services				940,870
Insurance — 0.3%
Aon North America Inc., Senior Notes	5.150%	3/1/29	220,000	226,643
Chubb INA Holdings LLC, Senior Notes	3.350%	5/3/26	10,000	9,973
MetLife Capital Trust IV, Junior Subordinated Notes	7.875%	12/15/37	190,000	211,823 (a)
Teachers Insurance & Annuity Association of America, Subordinated Notes	6.850%	12/16/39	32,000	37,095 (a)
Total Insurance				485,534

Total Financials				15,315,117
Health Care — 2.1%
Biotechnology — 0.5%
AbbVie Inc., Senior Notes	2.950%	11/21/26	130,000	128,809
AbbVie Inc., Senior Notes	4.800%	3/15/29	330,000	338,770
AbbVie Inc., Senior Notes	3.200%	11/21/29	470,000	456,017
Total Biotechnology				923,596
Health Care Equipment & Supplies — 0.3%
Solventum Corp., Senior Notes	5.400%	3/1/29	51,000	52,755
Solventum Corp., Senior Notes	5.450%	3/13/31	110,000	114,892
Solventum Corp., Senior Notes	5.600%	3/23/34	280,000	292,719
Total Health Care Equipment & Supplies				460,366
Health Care Providers & Services — 0.9%
Cigna Group, Senior Notes	4.375%	10/15/28	130,000	131,316
CVS Health Corp., Senior Notes	3.625%	4/1/27	270,000	268,236
CVS Health Corp., Senior Notes	4.300%	3/25/28	131,000	131,381
CVS Health Corp., Senior Notes	3.750%	4/1/30	130,000	126,994
CVS Health Corp., Senior Notes	1.875%	2/28/31	100,000	87,976
CVS Health Corp., Senior Notes	2.125%	9/15/31	150,000	131,964
Elevance Health Inc., Senior Notes	4.100%	5/15/32	160,000	156,297
Humana Inc., Senior Notes	5.750%	12/1/28	10,000	10,412
See Notes to Financial Statements.
Western Asset Intermediate Bond Fund 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
November 30, 2025
 Western Asset Intermediate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Health Care Providers & Services — continued
Humana Inc., Senior Notes	3.700%	3/23/29	$260,000	$255,237
Humana Inc., Senior Notes	2.150%	2/3/32	100,000	86,844
UnitedHealth Group Inc., Senior Notes	4.000%	5/15/29	230,000	230,372
UnitedHealth Group Inc., Senior Notes	2.300%	5/15/31	70,000	63,345
Total Health Care Providers & Services				1,680,374
Pharmaceuticals — 0.4%
Bristol-Myers Squibb Co., Senior Notes	5.100%	2/22/31	110,000	115,071
Bristol-Myers Squibb Co., Senior Notes	5.200%	2/22/34	10,000	10,498
Eli Lilly & Co., Senior Notes	4.700%	2/9/34	290,000	295,718
Merck & Co. Inc., Senior Notes	1.450%	6/24/30	100,000	89,402
Pfizer Inc., Senior Notes	1.700%	5/28/30	150,000	136,090
Total Pharmaceuticals				646,779

Total Health Care				3,711,115
Industrials — 1.8%
Aerospace & Defense — 0.7%
Boeing Co., Senior Notes	5.150%	5/1/30	120,000	123,721
Boeing Co., Senior Notes	6.528%	5/1/34	120,000	133,496
Howmet Aerospace Inc., Senior Notes	4.550%	11/15/32	140,000	141,353
Lockheed Martin Corp., Senior Notes	4.500%	2/15/29	390,000	396,475
Lockheed Martin Corp., Senior Notes	3.900%	6/15/32	280,000	275,653
RTX Corp., Senior Notes	2.250%	7/1/30	10,000	9,223
RTX Corp., Senior Notes	6.000%	3/15/31	160,000	173,045
Total Aerospace & Defense				1,252,966
Building Products — 0.1%
Carrier Global Corp., Senior Notes	2.722%	2/15/30	100,000	94,224
Carrier Global Corp., Senior Notes	2.700%	2/15/31	60,000	55,641
Total Building Products				149,865
Commercial Services & Supplies — 0.2%
Waste Connections Inc., Senior Notes	5.000%	3/1/34	280,000	287,322
Ground Transportation — 0.1%
Union Pacific Corp., Senior Notes	2.891%	4/6/36	190,000	161,744
Industrial Conglomerates — 0.1%
Honeywell International Inc., Senior Notes	4.950%	9/1/31	220,000	229,387
Passenger Airlines — 0.5%
American Airlines Pass-Through Trust	3.375%	5/1/27	445,641	439,390
United Airlines Inc., Senior Secured Notes	4.625%	4/15/29	400,000	398,248 (a)
Total Passenger Airlines				837,638
See Notes to Financial Statements.

Western Asset Intermediate Bond Fund 2025 Semi-Annual Report

 Western Asset Intermediate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Trading Companies & Distributors — 0.1%
Air Lease Corp., Senior Notes	5.300%	2/1/28	$160,000	$162,878

Total Industrials				3,081,800
Information Technology — 2.8%
Semiconductors & Semiconductor Equipment — 2.2%
Broadcom Inc., Senior Notes	4.600%	7/15/30	80,000	81,554
Broadcom Inc., Senior Notes	3.137%	11/15/35	370,000	324,195 (a)
Broadcom Inc., Senior Notes	4.800%	2/15/36	120,000	120,329
Foundry JV Holdco LLC, Senior Secured Notes	5.900%	1/25/30	710,000	746,988 (a)
Intel Corp., Senior Notes	3.750%	3/25/27	130,000	129,425
Intel Corp., Senior Notes	1.600%	8/12/28	130,000	121,775
Intel Corp., Senior Notes	5.125%	2/10/30	80,000	82,355
Micron Technology Inc., Senior Notes	5.650%	11/1/32	100,000	105,296
Micron Technology Inc., Senior Notes	5.875%	2/9/33	110,000	117,211
QUALCOMM Inc., Senior Notes	5.000%	5/20/35	50,000	51,606
Texas Instruments Inc., Senior Notes	1.750%	5/4/30	10,000	9,108
TSMC Arizona Corp., Senior Notes	1.750%	10/25/26	1,160,000	1,137,876
TSMC Arizona Corp., Senior Notes	2.500%	10/25/31	940,000	861,949
Total Semiconductors & Semiconductor Equipment				3,889,667
Software — 0.5%
Oracle Corp., Senior Notes	4.650%	5/6/30	120,000	119,690
Oracle Corp., Senior Notes	2.875%	3/25/31	90,000	81,627
Oracle Corp., Senior Notes	4.800%	9/26/32	250,000	245,850
Synopsys Inc., Senior Notes	4.650%	4/1/28	160,000	162,218
Synopsys Inc., Senior Notes	4.850%	4/1/30	230,000	235,027
Total Software				844,412
Technology Hardware, Storage & Peripherals — 0.1%
Hewlett Packard Enterprise Co., Senior Notes	4.400%	10/15/30	230,000	229,500

Total Information Technology				4,963,579
Materials — 0.8%
Chemicals — 0.2%
MEGlobal BV, Senior Notes	2.625%	4/28/28	400,000	383,320 (a)
Construction Materials — 0.0%††
Amrize Finance US LLC, Senior Notes	5.400%	4/7/35	60,000	62,320 (a)
Metals & Mining — 0.4%
Freeport-McMoRan Inc., Senior Notes	5.400%	11/14/34	10,000	10,389
Glencore Funding LLC, Senior Notes	5.371%	4/4/29	360,000	372,252 (a)
See Notes to Financial Statements.
Western Asset Intermediate Bond Fund 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
November 30, 2025
 Western Asset Intermediate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Metals & Mining — continued
Glencore Funding LLC, Senior Notes	5.186%	4/1/30	$230,000	$237,164 (a)
Total Metals & Mining				619,805
Paper & Forest Products — 0.2%
Georgia-Pacific LLC, Senior Notes	4.400%	6/30/28	140,000	141,576 (a)
Suzano Austria GmbH, Senior Notes	3.125%	1/15/32	200,000	179,119
Suzano Netherlands BV, Senior Notes	5.500%	1/15/36	100,000	99,437
Total Paper & Forest Products				420,132

Total Materials				1,485,577
Real Estate — 0.1%
Retail REITs — 0.1%
WEA Finance LLC, Senior Notes	4.125%	9/20/28	200,000	198,724 (a)

Utilities — 1.3%
Electric Utilities — 1.2%
American Transmission Systems Inc., Senior Notes	2.650%	1/15/32	140,000	126,824 (a)
FirstEnergy Corp., Senior Notes	1.600%	1/15/26	190,000	189,218
FirstEnergy Corp., Senior Notes	3.900%	7/15/27	220,000	218,901
Georgia Power Co., Senior Notes	5.200%	3/15/35	40,000	41,321
MidAmerican Energy Co., First Mortgage Bonds	3.650%	4/15/29	10,000	9,900
NRG Energy Inc., Senior Secured Notes	5.407%	10/15/35	110,000	110,210 (a)
Oncor Electric Delivery Co. LLC, Senior Secured Notes	5.350%	4/1/35	70,000	72,908 (a)
Pacific Gas and Electric Co., First Mortgage Bonds	2.100%	8/1/27	310,000	299,082
Pacific Gas and Electric Co., First Mortgage Bonds	5.550%	5/15/29	350,000	362,041
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, Senior Notes	5.450%	5/21/28	380,000	390,294 (a)
RWE Finance US LLC, Senior Notes	5.125%	9/18/35	290,000	288,606 (a)
Total Electric Utilities				2,109,305
Multi-Utilities — 0.1%
Northern States Power Co., First Mortgage Bonds	5.050%	5/15/35	130,000	133,793

Total Utilities				2,243,098
Total Corporate Bonds & Notes (Cost — $45,554,369)				45,519,173
See Notes to Financial Statements.

Western Asset Intermediate Bond Fund 2025 Semi-Annual Report

 Western Asset Intermediate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(c) — 10.7%
Arbor Realty Commercial Real Estate Notes LLC, 2025-FL1 A (1 mo. Term SOFR + 1.354%)	5.314%	1/20/43	$110,000	$109,992 (a)(b)
AREIT LLC, 2022-CRE7 A (1 mo. Term SOFR + 2.242%)	6.205%	6/17/39	390,476	390,769 (a)(b)
BRAVO Residential Funding Trust, 2021- NQM2 A1	0.970%	3/25/60	41,896	40,999 (a)(b)
BRAVO Residential Funding Trust, 2022- NQM3 A1	5.108%	7/25/62	249,001	248,689 (a)(b)
BX Commercial Mortgage Trust, 2024- BIO2 D	7.970%	8/13/41	110,000	107,767 (a)(b)
BX Commercial Mortgage Trust, 2025- COPT A (1 mo. Term SOFR + 1.750%)	5.709%	8/15/42	490,000	491,193 (a)(b)
CSMC Trust, 2019-AFC1 A1	3.573%	7/25/49	252,524	244,791 (a)
CSMC Trust, 2020-AFC1 A1	3.240%	2/25/50	381,906	368,149 (a)(b)
CSMC Trust, 2021-AFC1 A3	1.169%	3/25/56	219,605	191,224 (a)(b)
CSMC Trust, 2021-NQM2 A3	1.538%	2/25/66	167,473	151,917 (a)(b)
CSMC Trust, 2021-NQM7 A1	1.756%	10/25/66	243,312	218,679 (a)(b)
DBJPM Mortgage Trust, 2016-C1 B	4.195%	5/10/49	360,000	340,248 (b)
Deephaven Residential Mortgage Trust, 2022-1 A1	2.205%	1/25/67	599,310	556,034 (a)(b)
Ellington Financial Mortgage Trust, 2021-2 A1	0.931%	6/25/66	761,551	651,318 (a)(b)
Ellington Financial Mortgage Trust, 2022-1 A1	2.206%	1/25/67	349,982	313,701 (a)(b)
Extended Stay America Trust, 2025-ESH A (1 mo. Term SOFR + 1.300%)	5.259%	10/15/42	190,000	190,559 (a)(b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K091 X1, IO	0.704%	3/25/29	2,388,908	40,524 (b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K093 X1, IO	1.078%	5/25/29	1,826,046	49,746 (b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K104 XAM, IO	1.500%	1/25/30	3,100,000	159,178 (b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, KG06 X1, IO	0.626%	10/25/31	6,480,596	165,422 (b)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4066 PI, IO	3.500%	9/15/31	118,539	971
See Notes to Financial Statements.
Western Asset Intermediate Bond Fund 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
November 30, 2025
 Western Asset Intermediate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(c) — continued
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4203 PS, IO, PAC (-1.000 x 30 Day Average SOFR + 6.136%)	1.994%	9/15/42	$167,764	$13,817 (b)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4991 QV	2.000%	9/25/45	177,136	153,601
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5010 IK, IO	2.500%	9/25/50	1,152,715	176,069
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5010 JI, IO	2.500%	9/25/50	490,102	82,850
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5013 IN, IO	2.500%	9/25/50	140,218	23,966
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5018 MI, IO	2.000%	10/25/50	144,661	19,473
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5092 AP, PAC	2.000%	4/25/41	257,535	228,921
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5224 HL, PAC	4.000%	4/25/52	100,000	94,427
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5482 FC (30 Day Average SOFR + 1.300%)	5.372%	12/25/54	87,521	87,711 (b)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2021-DNA6 B1 (30 Day Average SOFR + 3.400%)	7.472%	10/25/41	340,000	346,325 (a)(b)
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 334 S7, IO (-1.000 x 30 Day Average SOFR + 5.986%)	1.844%	8/15/44	64,461	7,149 (b)
Federal National Mortgage Association (FNMA) ACES, 2019-M4 A2	3.610%	2/25/31	220,386	216,001
Federal National Mortgage Association (FNMA) ACES, 2023-M4 A2	3.892%	9/25/32	200,000	194,812 (b)
Federal National Mortgage Association (FNMA) REMIC, 2013-54 BS, IO (-1.000 x 30 Day Average SOFR + 6.036%)	1.964%	6/25/43	13,180	1,553 (b)
Federal National Mortgage Association (FNMA) REMIC, 2013-73 IA, IO	3.000%	9/25/32	190,913	5,983
Federal National Mortgage Association (FNMA) REMIC, 2013-124 SB, IO (-1.000 x 30 Day Average SOFR + 5.836%)	1.764%	12/25/43	15,982	1,851 (b)
See Notes to Financial Statements.

Western Asset Intermediate Bond Fund 2025 Semi-Annual Report

 Western Asset Intermediate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(c) — continued
Federal National Mortgage Association (FNMA) REMIC, 2015-65 CZ	3.500%	9/25/45	$286,158	$254,123
Federal National Mortgage Association (FNMA) REMIC, 2017-85 SC, IO (-1.000 x 30 Day Average SOFR + 6.086%)	2.014%	11/25/47	20,871	2,179 (b)
Federal National Mortgage Association (FNMA) REMIC, 2018-74 AB	3.500%	10/25/48	240,436	227,538
Federal National Mortgage Association (FNMA) REMIC, 2020-56 AQ	2.000%	8/25/50	699,682	575,059
Federal National Mortgage Association (FNMA) REMIC, 2020-56 DI, IO	2.500%	8/25/50	470,422	79,189
Federal National Mortgage Association (FNMA) REMIC, 2020-57 TA	2.000%	4/25/50	626,531	560,318
Federal National Mortgage Association (FNMA) REMIC, 2020-62 BI, IO	2.000%	9/25/50	2,829,726	328,026
Federal National Mortgage Association (FNMA) REMIC, 2020-89 DI, IO	2.500%	12/25/50	699,351	114,191
Federal National Mortgage Association (FNMA) REMIC, 2021-43 IO, IO	2.500%	6/25/51	1,380,110	216,132
Federal National Mortgage Association (FNMA) REMIC, 2021-65 JA	2.000%	1/25/46	179,876	163,504
Federal National Mortgage Association (FNMA) REMIC, 2022-57 BC	4.000%	9/25/52	135,511	131,072
Federal National Mortgage Association (FNMA) STRIPS, 409 C18, IO	4.000%	4/25/42	11,917	2,131
Federal National Mortgage Association (FNMA) STRIPS, 440 C50, IO	4.500%	10/25/53	860,737	189,922
Government National Mortgage Association (GNMA), 2010-H26 LF (1 mo. Term SOFR + 0.464%)	4.570%	8/20/58	12,219	12,208 (b)
Government National Mortgage Association (GNMA), 2011-H01 AF (1 mo. Term SOFR + 0.564%)	4.670%	11/20/60	112,732	112,695 (b)
Government National Mortgage Association (GNMA), 2011-H07 FA (1 mo. Term SOFR + 0.614%)	4.720%	2/20/61	21,630	21,639 (b)
Government National Mortgage Association (GNMA), 2011-H09 AF (1 mo. Term SOFR + 0.614%)	4.720%	3/20/61	17,781	17,788 (b)
See Notes to Financial Statements.
Western Asset Intermediate Bond Fund 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
November 30, 2025
 Western Asset Intermediate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(c) — continued
Government National Mortgage Association (GNMA), 2012-H30 GA (1 mo. Term SOFR + 0.464%)	4.570%	12/20/62	$72,138	$72,070 (b)
Government National Mortgage Association (GNMA), 2013-95 IO, IO	0.308%	4/16/47	2,642,587	15,799 (b)
Government National Mortgage Association (GNMA), 2014-105 IO, IO	0.141%	6/16/54	80,534	32 (b)
Government National Mortgage Association (GNMA), 2014-130 IB, IO	0.179%	8/16/54	1,033,376	3,569 (b)
Government National Mortgage Association (GNMA), 2014-157 IO, IO	0.184%	5/16/55	817,157	4,958 (b)
Government National Mortgage Association (GNMA), 2014-186 IO, IO	0.366%	8/16/54	751,670	5,786 (b)
Government National Mortgage Association (GNMA), 2019-18 TP, PAC	3.500%	2/20/49	157,690	145,099
Government National Mortgage Association (GNMA), 2021-8 AQ	5.000%	1/20/51	126,689	127,548
Government National Mortgage Association (GNMA), 2021-134 CI, IO	1.428%	6/16/61	2,771,007	265,483 (b)
Government National Mortgage Association (GNMA), 2021-188 PA, PAC	2.000%	10/20/51	564,204	471,757
Government National Mortgage Association (GNMA), 2021-223 P, PAC-1	2.000%	6/20/51	71,044	62,771
Government National Mortgage Association (GNMA), 2022-99 JW	2.500%	1/20/52	200,000	172,052
Government National Mortgage Association (GNMA), 2023-92 AH	2.000%	6/16/64	1,479,203	1,129,729
Government National Mortgage Association (GNMA), 2023-92 IA, IO	0.611%	6/16/64	1,972,271	105,161 (b)
Government National Mortgage Association (GNMA), 2023-179 IO, IO	0.611%	9/16/63	7,946,116	345,535 (b)
Greystone CRE Notes LLC, 2025-FL4 A (1 mo. Term SOFR + 1.481%)	5.440%	1/15/43	250,000	250,695 (a)(b)
MF1 LLC, 2025-FL19 A (1 mo. Term SOFR + 1.488%)	5.451%	5/18/42	200,000	200,245 (a)(b)
Mill City Mortgage Loan Trust, 2019-1 A1	3.250%	10/25/69	377,924	370,244 (a)(b)
Morgan Stanley Capital I Trust, 2021-L6 C	3.546%	6/15/54	250,000	213,426 (b)
New Residential Mortgage Loan Trust, 2015-1A A2	3.750%	5/28/52	210,914	204,206 (a)(b)
See Notes to Financial Statements.

Western Asset Intermediate Bond Fund 2025 Semi-Annual Report

 Western Asset Intermediate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(c) — continued
New Residential Mortgage Loan Trust, 2017-4A A1	4.000%	5/25/57	$386,394	$374,877 (a)(b)
New Residential Mortgage Loan Trust, 2021-NQM3 A3	1.516%	11/27/56	209,157	189,405 (a)(b)
OBX Trust, 2021-NQM2 A1	1.101%	5/25/61	256,997	214,811 (a)(b)
OBX Trust, 2021-NQM3 A1	1.054%	7/25/61	374,607	310,708 (a)(b)
OBX Trust, 2021-NQM4 A1	1.957%	10/25/61	330,527	287,526 (a)(b)
PRKCM Trust, 2021-AFC1 A1	1.510%	8/25/56	806,065	688,465 (a)(b)
PRKCM Trust, 2021-AFC2 A1	2.071%	11/25/56	353,177	318,184 (a)(b)
PRKCM Trust, 2024-HOME1 A1	6.431%	5/25/59	618,904	627,895 (a)
SACO I Trust, 2007-VA1 A	—	6/25/21	500	383 *(a)(b)(d)
SWCH Commercial Mortgage Trust, 2025-DATA A (1 mo. Term SOFR + 1.443%)	5.402%	2/15/42	460,000	456,563 (a)(b)
Towd Point Mortgage Trust, 2017-4 B2	3.648%	6/25/57	1,010,000	869,949 (a)(b)
WaMu Mortgage Pass-Through Certificates Trust, 2004-AR9 A7	5.245%	8/25/34	522,668	510,003 (b)
WaMu Mortgage Pass-Through Certificates Trust, 2004-AR13 A2A (1 mo. Term SOFR + 0.854%)	4.809%	11/25/34	159,743	157,441 (b)

Total Collateralized Mortgage Obligations (Cost — $19,636,579)				18,866,468
Asset-Backed Securities — 9.0%
Abry Liquid Credit CLO Ltd., 2025-2A A1 (3 mo. Term SOFR + 1.310%)	5.097%	1/15/38	270,000	270,000 (a)(b)(e)
American Heritage Auto Receivables Issuer Trust, 2025-1A A3	4.400%	11/15/30	360,000	361,722 (a)
Amur Equipment Finance Receivables LLC, 2025-1A A2	4.700%	9/22/31	119,948	121,215 (a)
Antares CLO Ltd., 2018-1A A1R (3 mo. Term SOFR + 1.370%)	5.254%	4/20/38	310,000	309,911 (a)(b)
Apex Credit CLO LLC, 2021-2A A1AR (3 mo. Term SOFR + 1.180%)	5.064%	10/20/34	440,000	439,997 (a)(b)
Apidos Loan Fund Ltd., 2024-1A A1R (3 mo. Term SOFR + 1.250%)	5.377%	10/25/38	580,000	581,079 (a)(b)
Aqua Finance Trust, 2021-A B	2.400%	7/17/46	550,000	514,394 (a)
Ares CLO Ltd., 2017-44A A1RR (3 mo. Term SOFR + 1.130%)	5.035%	4/15/34	290,000	290,297 (a)(b)
Avis Budget Rental Car Funding AESOP LLC, 2023-1A CN	8.700%	4/20/29	400,000	411,794 (a)
See Notes to Financial Statements.
Western Asset Intermediate Bond Fund 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
November 30, 2025
 Western Asset Intermediate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Asset-Backed Securities — continued
Balboa Bay Loan Funding Ltd., 2025-2A A1 (3 mo. Term SOFR + 1.250%)	5.037%	1/20/39	$240,000	$240,060 (a)(b)(e)
Barings CLO Ltd., 2024-1A A (3 mo. Term SOFR + 1.630%)	5.514%	1/20/37	370,000	371,081 (a)(b)
Basswood Park CLO Ltd., 2021-1A AR (3 mo. Term SOFR + 1.030%)	4.914%	4/20/34	400,000	400,485 (a)(b)
BlueMountain CLO Ltd., 2020-30A AR2 (3 mo. Term SOFR + 1.150%)	5.055%	4/15/35	340,000	340,259 (a)(b)
CarVal CLO Ltd., 2024-3A A1 (3 mo. Term SOFR + 1.390%)	5.274%	10/20/37	1,000,000	1,001,843 (a)(b)
CIFC Funding Ltd., 2024-2A A1 (3 mo. Term SOFR + 1.520%)	5.377%	4/22/37	750,000	751,971 (a)(b)
College Ave Student Loans LLC, 2021-C C	3.060%	7/26/55	780,058	737,539 (a)
Columbia Cent CLO Ltd., 2022-32A A1R2 (3 mo. Term SOFR + 1.120%)	4.985%	7/24/34	550,000	550,557 (a)(b)
Driven Brands Funding LLC, 2025-1A A2	5.296%	10/20/55	400,000	402,412 (a)
Elevation CLO Ltd., 2025-18A A1 (3 mo. Term SOFR + 1.240%)	5.124%	3/28/38	270,000	270,396 (a)(b)
Ford Credit Floorplan Master Owner Trust, 2025-1 A1	4.630%	4/15/30	370,000	375,666
Fortress Credit Bsl Ltd., 2021-1A AR (3 mo. Term SOFR + 1.100%)	5.014%	4/20/33	380,000	380,454 (a)(b)
Galaxy CLO Ltd., 2024-33A A1 (3 mo. Term SOFR + 1.550%)	5.434%	4/20/37	780,000	782,030 (a)(b)
Galaxy CLO Ltd., 2025-36A A1 (3 mo. Term SOFR + 1.230%)	5.017%	10/15/38	330,000	330,172 (a)(b)(e)
GGAM Master Trust International Ltd., 2025-1A A	5.923%	9/30/60	300,000	304,444 (a)
Hertz Vehicle Financing LLC, 2023-3A A	5.940%	2/25/28	460,000	467,155 (a)
HINNT LLC, 2025-A A	5.010%	3/15/44	127,016	129,032 (a)
Kings Park CLO Ltd., 2021-1A A (3 mo. Term SOFR + 1.392%)	5.262%	1/21/35	330,000	330,399 (a)(b)
Kings Park CLO Ltd., 2021-1A A1R (3 mo. Term SOFR + 1.200%)	4.987%	1/21/39	300,000	300,075 (a)(b)(e)
Mosaic Solar Loan Trust, 2018-2GS A	4.200%	2/22/44	799,501	753,447 (a)
Navient Student Loan Trust, 2020-1A A1B (30 Day Average SOFR + 1.164%)	5.236%	6/25/69	141,144	143,117 (a)(b)
Navigator Aviation Ltd., 2025-1 A	5.107%	10/15/50	248,754	247,954 (a)
Nelnet Student Loan Trust, 2025-1A A1 (30 Day Average SOFR + 0.750%)	4.892%	10/25/33	430,000	430,134 (a)(b)
See Notes to Financial Statements.

Western Asset Intermediate Bond Fund 2025 Semi-Annual Report

 Western Asset Intermediate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Asset-Backed Securities — continued
Obra CLO Ltd., 2025-2A A1 (3 mo. Term SOFR + 1.540%)	5.810%	7/20/38	$440,000	$442,032 (a)(b)
Park Blue CLO Ltd., 2025-8A A1 (3 mo. Term SOFR + 1.310%)	5.255%	10/25/38	360,000	360,785 (a)(b)
Polus US CLO Ltd., 2025-2A A1 (3 mo. Term SOFR + 1.520%)	5.404%	7/20/38	480,000	482,032 (a)(b)
SMB Private Education Loan Trust, 2024-A A1A	5.240%	3/15/56	557,847	571,122 (a)
Sycamore Tree CLO Ltd., 2025-6A A1 (3 mo. Term SOFR + 1.200%)	5.084%	4/20/38	280,000	280,337 (a)(b)
Vantage Data Centers Issuer LLC, 2024-1A A2	5.100%	9/15/54	100,000	100,200 (a)
Warwick Capital CLO Ltd., 2025-7A A1 (3 mo. Term SOFR + 1.300%)	5.252%	10/21/38	300,000	300,124 (a)(b)

Total Asset-Backed Securities (Cost — $15,936,879)				15,877,723
Sovereign Bonds — 2.0%
Chile — 0.2%
Chile Government International Bond, Senior Notes	3.100%	5/7/41	430,000	334,239
Israel — 0.2%
Israel Government International Bond, Senior Notes	5.500%	3/12/34	300,000	312,220
Mexico — 0.5%
Mexico Government International Bond, Senior Notes	2.659%	5/24/31	325,000	290,875
Mexico Government International Bond, Senior Notes	4.400%	2/12/52	680,000	503,574
Total Mexico				794,449
Peru — 0.2%
Peruvian Government International Bond, Senior Notes	5.500%	3/30/36	280,000	287,896
Peruvian Government International Bond, Senior Notes	5.625%	11/18/50	110,000	109,191
Total Peru				397,087
Supranational — 0.7%
Asian Development Bank, Senior Notes	1.500%	1/20/27	1,280,000	1,249,477
Uruguay — 0.2%
Uruguay Government International Bond, Senior Notes	7.625%	3/21/36	270,000	328,199

Total Sovereign Bonds (Cost — $3,716,720)				3,415,671
See Notes to Financial Statements.
Western Asset Intermediate Bond Fund 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
November 30, 2025
 Western Asset Intermediate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Mortgage-Backed Securities — 1.9%
FHLMC — 0.6%
Federal Home Loan Mortgage Corp. (FHLMC)	2.000%	6/1/41- 4/1/42	$845,956	$747,426
Federal Home Loan Mortgage Corp. (FHLMC)	3.000%	9/1/42	385,496	361,458
Total FHLMC				1,108,884
FNMA — 1.0%
Federal National Mortgage Association (FNMA)	2.500%	11/1/40	48,501	44,383
Federal National Mortgage Association (FNMA)	2.000%	10/1/41- 5/1/42	435,755	384,008
Federal National Mortgage Association (FNMA)	1.500%	2/1/42	87,478	73,811
Federal National Mortgage Association (FNMA)	3.000%	6/1/43- 11/1/48	255,863	236,912
Federal National Mortgage Association (FNMA)	4.500%	9/1/53	82,891	82,997
Federal National Mortgage Association (FNMA)	5.500%	1/1/56	200,000	202,381 (f)
Federal National Mortgage Association (FNMA)	4.000%	2/1/56- 6/1/57	123,786	118,352
Federal National Mortgage Association (FNMA)	3.500%	3/1/57	444,131	408,883
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.453%)	6.384%	5/1/43	219,652	226,893 (b)
Total FNMA				1,778,620
GNMA — 0.3%
Government National Mortgage Association (GNMA)	4.000%	3/15/50	25,275	24,203
Government National Mortgage Association (GNMA) II	3.500%	10/20/49- 2/20/50	81,041	74,375
Government National Mortgage Association (GNMA) II	4.000%	1/20/50- 3/20/50	110,688	105,462
Government National Mortgage Association (GNMA) II	4.500%	9/20/52	73,276	72,002
Government National Mortgage Association (GNMA) II	5.000%	5/20/53	232,928	234,614
Total GNMA				510,656

Total Mortgage-Backed Securities (Cost — $3,458,909)				3,398,160
See Notes to Financial Statements.

Western Asset Intermediate Bond Fund 2025 Semi-Annual Report

 Western Asset Intermediate Bond Fund
(Percentages shown based on Fund net assets)
Security		Rate	Maturity Date	Face Amount	Value

U.S. Treasury Inflation Protected Securities — 0.6%
U.S. Treasury Notes, Inflation Indexed (Cost — $1,121,335)		1.875%	7/15/34	$1,097,216	$1,114,654
		Expiration Date	Contracts	Notional Amount
Purchased Options — 0.1%
Exchange-Traded Purchased Options — 0.0%††
3-Month SOFR Futures, Call @ $96.250		12/12/25	56	$140,000	6,300
3-Month SOFR Futures, Call @ $96.375		12/12/25	54	135,000	338
3-Month SOFR Futures, Call @ $96.750		6/12/26	79	197,500	33,575
SOFR 1-Year Mid-Curve Futures, Put @ $96.750		12/12/25	86	215,000	1,075
U.S. Treasury 5-Year Notes Futures, Call @ $109.750		12/5/25	50	50,000	7,422
U.S. Treasury 6 to 7-Year Notes Futures, Call @ $113.250		12/5/25	29	29,000	7,703
U.S. Treasury 6 to 7-Year Notes Futures, Call @ $113.750		12/12/25	36	36,000	7,312
U.S. Treasury 6 to 7-Year Notes Futures, Put @ $112.500		12/5/25	44	44,000	688
U.S. Treasury 6 to 7-Year Notes Futures, Put @ $113.250		12/5/25	29	29,000	4,984
U.S. Treasury 10-Year Notes Futures, Call @ $113.500		12/26/25	29	29,000	14,500

Total Exchange-Traded Purchased Options (Cost — $200,631)					83,897
	Counterparty
OTC Purchased Options — 0.1%
Interest rate swaption, Call, Daily SOFR Compound paid annually, 290.000bps payments received annually, maturing on 9/29/28	Goldman Sachs Group Inc.	9/25/26	20,970,000	20,970,000	83,606
See Notes to Financial Statements.
Western Asset Intermediate Bond Fund 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
November 30, 2025
 Western Asset Intermediate Bond Fund
(Percentages shown based on Fund net assets)
Security	Counterparty	Expiration Date	Contracts	Notional Amount	Value
OTC Purchased Options — continued
Interest rate swaption, Call, Daily SOFR Compound paid annually, 290.000bps payments received annually, maturing on 9/29/28	Goldman Sachs Group Inc.	9/25/26	1,110,000	$1,110,000	$4,426

Total OTC Purchased Options (Cost — $90,116)					88,032

Total Purchased Options (Cost — $290,747)					171,929
Total Investments before Short-Term Investments (Cost — $154,670,586)					154,089,198
		Rate		Shares
Short-Term Investments — 11.2%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost — $19,707,504)		3.957%		19,707,504	19,707,504 (g)(h)
Total Investments — 98.7% (Cost — $174,378,090)					173,796,702
Other Assets in Excess of Liabilities — 1.3%					2,299,384
Total Net Assets — 100.0%					$176,096,086

††	Represents less than 0.1%.
*	Non-income producing security.
(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(b)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)
Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(d)	The maturity principal is currently in default as of November 30, 2025.
(e)	Securities traded on a when-issued or delayed delivery basis.
(f)	This security is traded on a to-be-announced (“TBA”) basis. At November 30, 2025, the Fund held TBA securities with a total cost of $201,395.
(g)	Rate shown is one-day yield as of the end of the reporting period.
(h)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At November 30, 2025, the total market value of investments in Affiliated
Companies was $19,707,504 and the cost was $19,707,504 (Note 8).

See Notes to Financial Statements.

Western Asset Intermediate Bond Fund 2025 Semi-Annual Report

 Western Asset Intermediate Bond Fund
Abbreviation(s) used in this schedule:
ACES	—	Alternative Credit Enhancement Securities
CLO	—	Collateralized Loan Obligation
DAC	—	Designated Activity Company
IBOR	—	Interbank Offered Rate
IO	—	Interest Only
JSC	—	Joint Stock Company
PAC	—	Planned Amortization Class
REMIC	—	Real Estate Mortgage Investment Conduit
SOFR	—	Secured Overnight Financing Rate
STRIPS	—	Separate Trading of Registered Interest and Principal Securities
USD	—	United States Dollar
At November 30, 2025, the Fund had the following open written options contracts:

Exchange-Traded Written Options
Security	Expiration Date	Strike Price	Contracts	Notional Amount	Value
3-Month SOFR Futures, Call	12/12/25	$96.563	60	$150,000	$(375)
3-Month SOFR Futures, Call	12/12/25	96.750	56	140,000	(350)
3-Month SOFR Futures, Call	9/11/26	97.500	29	72,500	(7,250)
3-Month SOFR Futures, Call	12/11/26	97.500	18	45,000	(6,750)
3-Month SOFR Futures, Put	12/12/25	95.375	56	140,000	(350)
3-Month SOFR Futures, Put	12/11/26	96.500	43	107,500	(11,287)
U.S. Treasury 5-Year Notes Futures, Call	12/26/25	111.000	62	62,000	(4,359)
U.S. Treasury 10-Year Notes Futures, Call	12/26/25	115.000	58	58,000	(6,344)
U.S. Treasury 10-Year Notes Futures, Call	12/26/25	115.500	58	58,000	(4,531)
U.S. Treasury 10-Year Notes Futures, Call	12/26/25	116.000	44	44,000	(2,063)
U.S. Treasury 10-Year Notes Futures, Call	1/23/26	115.500	58	58,000	(12,687)
U.S. Treasury 10-Year Notes Futures, Put	12/26/25	110.500	58	58,000	(1,813)
U.S. Treasury Long-Term Bonds Futures, Call	12/26/25	123.000	30	30,000	(2,344)
Total Exchange-Traded Written Options (Premiums received — $171,823)					(60,503)

See Notes to Financial Statements.
Western Asset Intermediate Bond Fund 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
November 30, 2025
 Western Asset Intermediate Bond Fund

OTC Written Options
Security	Counterparty	Expiration Date	Strike Price	Contracts	Notional Amount	Value
Interest rate swaption, Call, 345.000bps payments paid annually, Daily SOFR Compound received annually, maturing on 9/29/36 (Premiums received — $82,935)	Goldman Sachs Group Inc.	9/25/26	345.000 bps	4,890,000	4,890,000	$(77,918)
Total Written Options (Premiums received — $254,758)						$(138,421)

Abbreviation(s) used in this schedule:
bps	—	basis points (100 basis points = 1.00%)
SOFR	—	Secured Overnight Financing Rate
At November 30, 2025, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
1-Month SOFR	88	12/25	$35,250,671	$35,252,320	$1,649
3-Month SOFR	94	3/26	22,557,685	22,622,862	65,177
3-Month SOFR	73	6/26	17,613,228	17,602,125	(11,103)
U.S. Treasury 2-Year Notes	28	3/26	5,842,998	5,848,062	5,064
U.S. Treasury 5-Year Notes	244	3/26	26,696,314	26,782,814	86,500
U.S. Treasury 10-Year Notes	111	3/26	12,551,442	12,581,156	29,714
					177,001
Contracts to Sell:
3-Month SOFR	17	12/25	4,078,902	4,075,644	3,258
30-Day Federal Funds	88	12/25	35,290,176	35,296,323	(6,147)
U.S. Treasury Long-Term Bonds	42	3/26	4,907,037	4,932,375	(25,338)
U.S. Treasury Ultra 10-Year Notes	1	3/26	115,358	116,203	(845)
U.S. Treasury Ultra Long-Term Bonds	50	3/26	5,976,476	6,046,875	(70,399)
					(99,471)
Net unrealized appreciation on open futures contracts					$77,530

See Notes to Financial Statements.

Western Asset Intermediate Bond Fund 2025 Semi-Annual Report

 Western Asset Intermediate Bond Fund
Abbreviation(s) used in this table:
SOFR	—	Secured Overnight Financing Rate
At November 30, 2025, the Fund had the following open swap contracts:
CENTRALLY CLEARED INTEREST RATE SWAPS
	Notional Amount	Termination Date	Payments Made by the Fund†	Payments Received by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Depreciation
	$3,810,000	11/21/30	2.452%*	CPURNSA*	$(7,937)	$—	$(7,937)
	14,748,000	8/31/32	3.420% annually	Daily SOFR Compound annually	(10,691)	35,882	(46,573)
Total	$18,558,000				$(18,628)	$35,882	$(54,510)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES — SELL PROTECTION[1]
Reference Entity	Notional Amount[2]	Termination Date	Periodic Payments Received by the Fund†	Market Value[3]	Upfront Premiums Paid (Received)	Unrealized Appreciation
Markit CDX.NA.IG.45 Index	$15,118,000	12/20/30	1.000% quarterly	$340,058	$335,564	$4,494

[1]
If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii)
pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]
The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection), when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.
*	One time payment made at termination date.
See Notes to Financial Statements.
Western Asset Intermediate Bond Fund 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
November 30, 2025
 Western Asset Intermediate Bond Fund
Reference rate(s) and their value(s) as of period end used in this table:
Reference Index	Reference Rate
BRL-CDI	14.900%
Daily SOFR Compound	4.120%

Abbreviation(s) used in this table:
CPURNSA	—	U.S. CPI Urban Consumers NSA Index
SOFR	—	Secured Overnight Financing Rate
See Notes to Financial Statements.

Western Asset Intermediate Bond Fund 2025 Semi-Annual Report

Statement of Assets and Liabilities (unaudited)
November 30, 2025

Assets:
Investments in unaffiliated securities, at value (Cost — $154,670,586)	$154,089,198
Investments in affiliated securities, at value (Cost — $19,707,504)	19,707,504
Cash	1,002,777
Interest receivable	1,330,036
Receivable for securities sold	710,000
Deposits with brokers for centrally cleared swap contracts	614,226
Deposits with brokers for open futures contracts and exchange-traded options	249,636
Receivable for sales of TBA securities	202,258
Dividends receivable from affiliated investments	65,595
Receivable from brokers — net variation margin on centrally cleared swap contracts	47,837
Receivable for Fund shares sold	12,958
Prepaid expenses	35,082
Total Assets	178,067,107
Liabilities:
Payable for securities purchased	1,139,838
Payable for purchases of TBA securities	403,652
Written options, at value (premiums received — $254,758)	138,421
Payable for Fund shares repurchased	71,251
Investment management fee payable	42,543
Distributions payable	14,699
Service and/or distribution fees payable	12,060
Payable to brokers — net variation margin on open futures contracts	9,451
Directors’ fees payable	997
Accrued expenses	138,109
Total Liabilities	1,971,021
Total Net Assets	$176,096,086
Net Assets:
Par value (Note 7)	$17,712
Paid-in capital in excess of par value	286,932,476
Total distributable earnings (loss)	(110,854,102)
Total Net Assets	$176,096,086
See Notes to Financial Statements.
Western Asset Intermediate Bond Fund 2025 Semi-Annual Report

Statement of Assets and Liabilities (unaudited) (cont’d)
November 30, 2025
Net Assets:
Class A	$47,281,219
Class C	$2,104,064
Class R	$1,688,109
Class I	$73,100,151
Class IS	$51,922,543
Shares Outstanding:
Class A	4,754,908
Class C	211,375
Class R	169,741
Class I	7,355,676
Class IS	5,219,906
Net Asset Value:
Class A (and redemption price)	$9.94
Class C*	$9.95
Class R (and redemption price)	$9.95
Class I (and redemption price)	$9.94
Class IS (and redemption price)	$9.95
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 3.75%)	$10.33

*	Redemption price per share is NAV of Class C shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (Note 2).
See Notes to Financial Statements.

Western Asset Intermediate Bond Fund 2025 Semi-Annual Report

Statement of Operations (unaudited)
For the Six Months Ended November 30, 2025

Investment Income:
Interest	$3,666,589
Dividends from affiliated investments	436,434
Total Investment Income	4,103,023
Expenses:
Investment management fee (Note 2)	383,533
Service and/or distribution fees (Notes 2 and 5)	71,010
Transfer agent fees (Notes 2 and 5)	46,067
Registration fees	41,508
Fund accounting fees	36,790
Audit and tax fees	29,551
Shareholder reports	11,361
Legal fees	8,294
Directors’ fees	3,476
Custody fees	1,163
Commitment fees (Note 9)	957
Insurance	903
Fees recaptured by investment manager (Note 2)	211
Miscellaneous expenses	6,990
Total Expenses	641,814
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(103,832)
Net Expenses	537,982
Net Investment Income	3,565,041
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Written Options and Swap Contracts (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions in unaffiliated securities	(11,332,562)
Futures contracts	932,979
Written options	517,182
Swap contracts	(34,079)
Net Realized Loss	(9,916,480)
Change in Net Unrealized Appreciation (Depreciation) From:
Investments in unaffiliated securities	14,045,322
Futures contracts	(213,634)
Written options	52,699
Swap contracts	(189,119)
Change in Net Unrealized Appreciation (Depreciation)	13,695,268
Net Gain on Investments, Futures Contracts, Written Options and Swap Contracts	3,778,788
Increase in Net Assets From Operations	$7,343,829
See Notes to Financial Statements.
Western Asset Intermediate Bond Fund 2025 Semi-Annual Report

Statements of Changes in Net Assets

For the Six Months Ended November 30, 2025 (unaudited) and the Year Ended May 31, 2025	November 30	May 31
Operations:
Net investment income	$3,565,041	$14,222,930
Net realized loss	(9,916,480)	(25,515,369)
Change in net unrealized appreciation (depreciation)	13,695,268	44,062,276
Increase in Net Assets From Operations	7,343,829	32,769,837
Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(3,522,581)	(13,799,748)
Decrease in Net Assets From Distributions to Shareholders	(3,522,581)	(13,799,748)
Fund Share Transactions (Note 7):
Net proceeds from sale of shares	30,227,261	97,202,582
Reinvestment of distributions	3,423,451	12,829,754
Cost of shares repurchased	(55,451,450)	(624,042,356)
Decrease in Net Assets From Fund Share Transactions	(21,800,738)	(514,010,020)
Decrease in Net Assets	(17,979,490)	(495,039,931)
Net Assets:
Beginning of period	194,075,576	689,115,507
End of period	$176,096,086	$194,075,576
See Notes to Financial Statements.

Western Asset Intermediate Bond Fund 2025 Semi-Annual Report

Financial Highlights

For a share of each class of capital stock outstanding throughout each year ended May 31, unless otherwise noted:
Class A Shares[1]	2025[2]	2025	2024	2023	2022	2021
Net asset value, beginning of period	$9.75	$9.49	$9.60	$10.01	$11.17	$11.38
Income (loss) from operations:
Net investment income	0.18	0.35	0.33	0.28	0.16	0.18
Net realized and unrealized gain (loss)	0.18	0.25	(0.12)	(0.43)	(1.11)	0.10
Total income (loss) from operations	0.36	0.60	0.21	(0.15)	(0.95)	0.28
Less distributions from:
Net investment income	(0.17)	(0.34)	(0.32)	(0.26)	(0.17)	(0.18)
Net realized gains	—	—	—	—	(0.04)	(0.31)
Total distributions	(0.17)	(0.34)	(0.32)	(0.26)	(0.21)	(0.49)
Net asset value, end of period	$9.94	$9.75	$9.49	$9.60	$10.01	$11.17
Total return[3]	3.76%	6.43%	2.26%	(1.46)%	(8.64)%	2.51%
Net assets, end of period (000s)	$47,281	$41,603	$24,802	$9,201	$1,813	$2,759
Ratios to average net assets:
Gross expenses	0.85%[4]	0.79%	0.75%	0.76%	0.81%	0.78%
Net expenses[5,6]	0.74 [4]	0.76	0.75	0.75	0.81	0.78
Net investment income	3.55 [4]	3.61	3.50	2.94	1.51	1.58
Portfolio turnover rate[7]	22%	62%	53%	58%	46%	72%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended November 30, 2025 (unaudited).
[3]
Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.
[5]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 0.90%. This expense limitation arrangement cannot be terminated prior to December 31, 2027 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[6]	Reflects fee waivers and/or expense reimbursements.
[7]
Including mortgage dollar roll transactions. If mortgage dollar roll transactions had been excluded, the portfolio turnover rates for the respective years presented would have been 21%, 47%, 40%, 48%, 46% and 60%.

See Notes to Financial Statements.
Western Asset Intermediate Bond Fund 2025 Semi-Annual Report

Financial Highlights (cont’d)

For a share of each class of capital stock outstanding throughout each year ended May 31, unless otherwise noted:
Class C Shares[1]	2025[2]	2025	2024	2023	2022	2021
Net asset value, beginning of period	$9.76	$9.50	$9.61	$10.03	$11.19	$11.41
Income (loss) from operations:
Net investment income	0.14	0.28	0.26	0.19	0.09	0.09
Net realized and unrealized gain (loss)	0.19	0.25	(0.12)	(0.42)	(1.12)	0.11
Total income (loss) from operations	0.33	0.53	0.14	(0.23)	(1.03)	0.20
Less distributions from:
Net investment income	(0.14)	(0.27)	(0.25)	(0.19)	(0.09)	(0.11)
Net realized gains	—	—	—	—	(0.04)	(0.31)
Total distributions	(0.14)	(0.27)	(0.25)	(0.19)	(0.13)	(0.42)
Net asset value, end of period	$9.95	$9.76	$9.50	$9.61	$10.03	$11.19
Total return[3]	3.36%	5.62%	1.46%	(2.30)%	(9.28)%	1.75%
Net assets, end of period (000s)	$2,104	$2,482	$2,030	$1,526	$1,257	$1,483
Ratios to average net assets:
Gross expenses	1.62%[4]	1.56%	1.54%	1.55%	1.54%	1.53%
Net expenses[5,6]	1.51 [4]	1.52	1.54	1.55	1.54	1.53
Net investment income	2.77 [4]	2.84	2.70	2.00	0.79	0.83
Portfolio turnover rate[7]	22%	62%	53%	58%	46%	72%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended November 30, 2025 (unaudited).
[3]
Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.
[5]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.65%. This expense limitation arrangement cannot be terminated prior to December 31, 2027 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[6]	Reflects fee waivers and/or expense reimbursements.
[7]
Including mortgage dollar roll transactions. If mortgage dollar roll transactions had been excluded, the portfolio turnover rates for the respective years presented would have been 21%, 47%, 40%, 48%, 46% and 60%.

See Notes to Financial Statements.

Western Asset Intermediate Bond Fund 2025 Semi-Annual Report

For a share of each class of capital stock outstanding throughout each year ended May 31, unless otherwise noted:
Class R Shares[1]	2025[2]	2025	2024	2023	2022	2021
Net asset value, beginning of period	$9.75	$9.49	$9.60	$10.02	$11.18	$11.40
Income (loss) from operations:
Net investment income	0.16	0.31	0.29	0.23	0.13	0.14
Net realized and unrealized gain (loss)	0.19	0.25	(0.12)	(0.42)	(1.12)	0.10
Total income (loss) from operations	0.35	0.56	0.17	(0.19)	(0.99)	0.24
Less distributions from:
Net investment income	(0.15)	(0.30)	(0.28)	(0.23)	(0.13)	(0.15)
Net realized gains	—	—	—	—	(0.04)	(0.31)
Total distributions	(0.15)	(0.30)	(0.28)	(0.23)	(0.17)	(0.46)
Net asset value, end of period	$9.95	$9.75	$9.49	$9.60	$10.02	$11.18
Total return[3]	3.55%	6.02%	1.85%	(1.92)%	(8.94)%	2.14%
Net assets, end of period (000s)	$1,688	$1,401	$510	$458	$708	$805
Ratios to average net assets:
Gross expenses	1.24%[4,5]	1.20%	1.16%	1.21%	1.25%	1.25%
Net expenses[6,7]	1.14 [4,5]	1.14	1.15	1.15	1.15	1.15
Net investment income	3.15 [4]	3.24	3.08	2.34	1.19	1.22
Portfolio turnover rate[8]	22%	62%	53%	58%	46%	72%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended November 30, 2025 (unaudited).
[3]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.
[5]	Reflects recapture of fees waived and/or expenses reimbursed from prior fiscal years.
[6]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class R shares did not exceed 1.15%. This expense limitation arrangement cannot be terminated prior to December 31, 2027 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[7]	Reflects fee waivers and/or expense reimbursements.
[8]
Including mortgage dollar roll transactions. If mortgage dollar roll transactions had been excluded, the portfolio turnover rates for the respective years presented would have been 21%, 47%, 40%, 48%, 46% and 60%.

See Notes to Financial Statements.
Western Asset Intermediate Bond Fund 2025 Semi-Annual Report

Financial Highlights (cont’d)

For a share of each class of capital stock outstanding throughout each year ended May 31, unless otherwise noted:
Class I Shares[1]	2025[2]	2025	2024	2023	2022	2021
Net asset value, beginning of period	$9.75	$9.49	$9.59	$10.01	$11.17	$11.40
Income (loss) from operations:
Net investment income	0.19	0.36	0.35	0.29	0.19	0.21
Net realized and unrealized gain (loss)	0.18	0.27	(0.11)	(0.43)	(1.11)	0.09
Total income (loss) from operations	0.37	0.63	0.24	(0.14)	(0.92)	0.30
Less distributions from:
Net investment income	(0.18)	(0.37)	(0.34)	(0.28)	(0.20)	(0.22)
Net realized gains	—	—	—	—	(0.04)	(0.31)
Total distributions	(0.18)	(0.37)	(0.34)	(0.28)	(0.24)	(0.53)
Net asset value, end of period	$9.94	$9.75	$9.49	$9.59	$10.01	$11.17
Total return[3]	3.87%	6.69%	2.56%	(1.32)%	(8.40)%	2.66%
Net assets, end of period (000s)	$73,100	$70,429	$284,543	$353,872	$383,565	$594,254
Ratios to average net assets:
Gross expenses	0.64%[4]	0.58%	0.56%	0.55%	0.56%	0.55%
Net expenses[5,6]	0.53 [4]	0.55	0.56	0.55	0.56	0.55
Net investment income	3.76 [4]	3.74	3.66	2.98	1.77	1.81
Portfolio turnover rate[7]	22%	62%	53%	58%	46%	72%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended November 30, 2025 (unaudited).
[3]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.
[5]	The manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.
[6]	Reflects fee waivers and/or expense reimbursements.
[7]
Including mortgage dollar roll transactions. If mortgage dollar roll transactions had been excluded, the portfolio turnover rates for the respective years presented would have been 21%, 47%, 40%, 48%, 46% and 60%.

See Notes to Financial Statements.

Western Asset Intermediate Bond Fund 2025 Semi-Annual Report

For a share of each class of capital stock outstanding throughout each year ended May 31, unless otherwise noted:
Class IS Shares[1]	2025[2]	2025	2024	2023	2022	2021
Net asset value, beginning of period	$9.75	$9.49	$9.60	$10.02	$11.18	$11.40
Income (loss) from operations:
Net investment income	0.19	0.38	0.36	0.29	0.21	0.22
Net realized and unrealized gain (loss)	0.20	0.25	(0.12)	(0.42)	(1.12)	0.10
Total income (loss) from operations	0.39	0.63	0.24	(0.13)	(0.91)	0.32
Less distributions from:
Net investment income	(0.19)	(0.37)	(0.35)	(0.29)	(0.21)	(0.23)
Net realized gains	—	—	—	—	(0.04)	(0.31)
Total distributions	(0.19)	(0.37)	(0.35)	(0.29)	(0.25)	(0.54)
Net asset value, end of period	$9.95	$9.75	$9.49	$9.60	$10.02	$11.18
Total return[3]	3.91%	6.75%	2.67%	(1.22)%	(8.28)%	2.86%
Net assets, end of period (000s)	$51,923	$78,160	$377,231	$349,814	$519,062	$462,589
Ratios to average net assets:
Gross expenses	0.55%[4]	0.48%	0.45%	0.44%	0.44%	0.44%
Net expenses[5,6]	0.44 [4]	0.45	0.44	0.44	0.44	0.44
Net investment income	3.82 [4]	3.84	3.78	3.04	1.91	1.92
Portfolio turnover rate[7]	22%	62%	53%	58%	46%	72%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended November 30, 2025 (unaudited).
[3]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.
[5]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class IS shares did not exceed 0.45%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31,
2027 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[6]	Reflects fee waivers and/or expense reimbursements.
[7]
Including mortgage dollar roll transactions. If mortgage dollar roll transactions had been excluded, the portfolio turnover rates for the respective years presented would have been 21%, 47%, 40%, 48%, 46% and 60%.

See Notes to Financial Statements.
Western Asset Intermediate Bond Fund 2025 Semi-Annual Report

Notes to Financial Statements (unaudited)
1. Organization and significant accounting policies
Western Asset Intermediate Bond Fund (the “Fund”) is a separate diversified investment series of Western Asset Funds, Inc. (the “Corporation”). The Corporation, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors (the “Board”).
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s

Western Asset Intermediate Bond Fund 2025 Semi-Annual Report

manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Western Asset Intermediate Bond Fund 2025 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
U.S. Government & Agency Obligations	—	$65,725,420	—	$65,725,420
Corporate Bonds & Notes	—	45,519,173	—	45,519,173
Collateralized Mortgage Obligations	—	18,866,468	—	18,866,468
Asset-Backed Securities	—	15,877,723	—	15,877,723
Sovereign Bonds	—	3,415,671	—	3,415,671
Mortgage-Backed Securities	—	3,398,160	—	3,398,160
U.S. Treasury Inflation Protected Securities	—	1,114,654	—	1,114,654
Purchased Options:
Exchange-Traded Purchased Options	$83,897	—	—	83,897
OTC Purchased Options	—	88,032	—	88,032
Total Long-Term Investments	83,897	154,005,301	—	154,089,198
Short-Term Investments†	19,707,504	—	—	19,707,504
Total Investments	$19,791,401	$154,005,301	—	$173,796,702
Other Financial Instruments:
Futures Contracts††	$191,362	—	—	$191,362
Centrally Cleared Credit Default Swaps on Credit Indices — Sell Protection††	—	$4,494	—	4,494
Total Other Financial Instruments	$191,362	$4,494	—	$195,856
Total	$19,982,763	$154,009,795	—	$173,992,558
LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Written Options:
Exchange-Traded Written Options	$60,503	—	—	$60,503
OTC Written Options	—	$77,918	—	77,918
Futures Contracts††	113,832	—	—	113,832
Centrally Cleared Interest Rate Swaps††	—	54,510	—	54,510
Total	$174,335	$132,428	—	$306,763

Western Asset Intermediate Bond Fund 2025 Semi-Annual Report

†	See Schedule of Investments for additional detailed categorizations.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
(b) Purchased options. The Fund may purchase option contracts generally to gain or reduce exposure to certain types of investments or market factors or as a means of attempting to enhance returns. When the Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment on the Statement of Assets and Liabilities, the value of which is marked-to-market to reflect the current market value of the option purchased. If the purchased option expires, the Fund realizes a loss equal to the amount of premium paid. When an instrument is purchased or sold through the exercise of an option, the related premium paid is added to the basis of the instrument acquired or deducted from the proceeds of the instrument sold. The risk associated with purchasing put and call options is limited to the premium paid.
(c) Written options. The Fund may write option contracts generally to gain or reduce exposure to certain types of investments or market factors or as a means of attempting to enhance returns. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the premium received is recorded as a realized gain. When a written call option is exercised, the difference between the premium received plus the option exercise price and the Fund’s basis in the underlying security (in the case of a covered written call option), or the cost to purchase the underlying security (in the case of an uncovered written call option), including brokerage commission, is recognized as a realized gain or loss. When a written put option is exercised, the amount of the premium received is subtracted from the cost of the security purchased by the Fund from the exercise of the written put option to form the Fund’s basis in the underlying security purchased. The writer or buyer of an option traded on an exchange can liquidate the position before the exercise of the option by entering into a closing transaction. The cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss to the Fund.
The risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing an uncovered call option is that the Fund is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.
(d) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
Upon entering into a futures contract, the Fund is required to deposit cash or securities with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received
Western Asset Intermediate Bond Fund 2025 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized appreciation or depreciation in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.
Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.
(e) Swap agreements. The Fund invests in swaps for the purpose of managing its exposure to interest rate, credit or market risk, or for other purposes. The use of swaps involves risks that are different from those associated with other portfolio transactions. Swap agreements are privately negotiated in the over-the-counter market and may be entered into as a bilateral contract (“OTC Swaps”) or centrally cleared (“Centrally Cleared Swaps”). Unlike Centrally Cleared Swaps, the Fund has credit exposure to the counterparties of OTC Swaps.
In a Centrally Cleared Swap, immediately following execution of the swap, the swap agreement is submitted to a clearinghouse or central counterparty (the “CCP”) and the CCP becomes the ultimate counterparty of the swap agreement. The Fund is required to interface with the CCP through a broker, acting in an agency capacity. All payments are settled with the CCP through the broker. Upon entering into a Centrally Cleared Swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities.
Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of Centrally Cleared Swaps, if any, is recorded as a net receivable or payable for variation margin on the Statement of Assets and Liabilities. Gains or losses are realized upon termination of the swap agreement. Collateral, in the form of restricted cash or securities, may be required to be held in segregated accounts with the Fund’s custodian in compliance with the terms of the swap contracts. Securities posted as collateral for swap contracts are identified in the Schedule of Investments and restricted cash, if any, is identified on the Statement of Assets and Liabilities. Risks may exceed amounts recorded in the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms, and the possible lack of liquidity with respect to the swap agreements.
OTC Swap payments received or made at the beginning of the measurement period are reflected as a premium or deposit, respectively, on the Statement of Assets and Liabilities. These upfront payments are amortized over the life of the swap and are recognized as realized gain or loss in the Statement of Operations. Net periodic payments received or paid by the Fund are recognized as a realized gain or loss in the Statement of Operations.
The Fund’s maximum exposure in the event of a defined credit event on a credit default swap to sell protection is the notional amount. As of November 30, 2025, the total notional value of all credit default swaps to sell protection was $15,118,000. This amount would be

Western Asset Intermediate Bond Fund 2025 Semi-Annual Report

offset by the value of the swap’s reference entity, upfront premiums received on the swap and any amounts received from the settlement of a credit default swap where the Fund bought protection for the same referenced security/entity.
For average notional amounts of swaps held during the six months ended November 30, 2025, see Note 4.
Credit default swaps
The Fund enters into credit default swap (“CDS”) contracts for investment purposes, to manage its credit risk or to add leverage. CDS agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate or sovereign issuers, on a specified obligation, or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index. The Fund may use a CDS to provide protection against defaults of the issuers (i.e., to reduce risk where the Fund has exposure to an issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Fund generally receives an upfront payment or a stream of payments throughout the term of the swap, provided that there is no credit event. If the Fund is a seller of protection and a credit event  occurs, as defined under the terms of that particular swap agreement, the maximum potential amount of future payments (undiscounted) that the Fund could be required to make under a CDS agreement would be an amount equal to the notional amount of the agreement. These amounts of potential payments will be partially offset by any recovery of values from the respective referenced obligations. As a seller of protection, the Fund effectively adds leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.
Implied spreads are the theoretical prices a lender receives for credit default protection. When spreads rise, market perceived credit risk rises and when spreads fall, market perceived credit risk falls. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and decreasing market values, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. Credit spreads utilized in determining the period end market value of CDS agreements on corporate or sovereign issues are disclosed in the Schedule of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for credit derivatives. For CDS agreements on asset-backed securities and credit indices, the quoted market prices and resulting values, particularly in relation to the notional amount of the contract as well as the annual payment rate, serve as an indication of the current status of the payment/performance risk.
Western Asset Intermediate Bond Fund 2025 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
The Fund’s maximum risk of loss from counterparty risk, as the protection buyer, is the fair value of the contract (this risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty). As the protection seller, the Fund’s maximum risk is the notional amount of the contract. CDS are considered to have credit risk-related contingent features since they require payment by the protection seller to the protection buyer upon the occurrence of a defined credit event.
Entering into a CDS agreement involves, to varying degrees, elements of credit, market and documentation risk in excess of the related amounts recognized on the  Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates.
Interest rate swaps
The Fund enters into interest rate swap contracts to manage its exposure to interest rate risk. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional principal amount. The Fund may elect to pay a fixed rate and receive a floating rate, receive a fixed rate and pay a floating rate, or pay and receive a floating rate, on a notional principal amount. Interest rate swaps are marked-to-market daily based upon quotations from market makers and the change in value, if any, is recorded as an unrealized appreciation or depreciation in the Statement of Operations. When a swap contract is terminated early, the Fund records a realized gain or loss equal to the difference between the original cost and the settlement amount of the closing transaction.
The risks of interest rate swaps include changes in market conditions that will affect the value of the contract or changes in the present value of the future cash flow streams and the possible inability of the counterparty to fulfill its obligations under the agreement. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.
(f) Swaptions. The Fund may purchase or write swaption contracts to manage exposure to fluctuations in interest rates or to enhance yield. The Fund may also purchase and write swaption contracts to manage exposure to an underlying instrument. Swaption contracts written by the Fund represent an option that gives the purchaser the right, but not the obligation, to enter into a previously agreed upon swap contract at a future date. Swaption contracts purchased by the Fund represent an option that gives the Fund the right, but not the obligation, to enter into a previously agreed upon swap contract at a future date.
When the Fund writes a swaption, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the swaption written. If the swaption expires, the Fund realizes a gain equal to the amount of the premium received.

Western Asset Intermediate Bond Fund 2025 Semi-Annual Report

When the Fund purchases a swaption, an amount equal to the premium paid by the Fund is recorded as an investment on the Statement of Assets and Liabilities, the value of which is marked-to-market daily to reflect the current market value of the swaption purchased. If the swaption expires, the Fund realizes a loss equal to the amount of the premium paid.
Swaptions are marked-to-market daily based upon quotations from market makers. Changes in the value of the swaption are reported as unrealized gains or losses in the Statement of Operations.
(g) Stripped securities. The Fund may invest in ‘‘Stripped Securities,’’ a term used collectively for components, or strips, of fixed income securities. Stripped Securities can be principal only securities (“PO”), which are debt obligations that have been stripped of unmatured interest coupons, or interest only securities (“IO”), which are unmatured interest coupons that have been stripped from debt obligations. The market value of Stripped Securities will fluctuate in response to changes in economic conditions, rates of pre-payment, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in Stripped Securities than for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation may increase with a longer period of maturity.
The yield to maturity on IO’s is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in IO’s.
(h) Securities traded on a when-issued and delayed delivery basis. The Fund may trade securities on a when-issued or delayed delivery basis. In when-issued and delayed delivery transactions, the securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction.
Purchasing such securities involves risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.
(i) Securities traded on a to-be-announced basis. The Fund may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Fund commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information, such as the face amount, maturity date and underlying pool of investments in U.S. government agency mortgage pass-through securities, is not announced. Securities purchased on a TBA basis are not settled until they are delivered to the Fund. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.
Western Asset Intermediate Bond Fund 2025 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
(j) Mortgage dollar rolls. The Fund may enter into mortgage dollar rolls in which the Fund sells mortgage-backed securities for delivery in the current month, realizing a gain or loss, and simultaneously entering into contracts to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specified future date.
The Fund executes its mortgage dollar rolls entirely in the TBA market, whereby the Fund makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by a sale of the security with a simultaneous agreement to repurchase at a future date. The Fund accounts for mortgage dollar rolls as purchases and sales.
The risk of entering into mortgage dollar rolls is that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds of the mortgage dollar roll may be restricted pending a determination by the counterparty, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.
(k) Inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value or interest rate is periodically adjusted according to the rate of inflation. As the index measuring inflation changes, the principal value or interest rate of inflation-indexed bonds will be adjusted accordingly. Inflation adjustments to the principal amount of inflation-indexed bonds are reflected as an increase or decrease to investment income on the Statement of Operations. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.
(l) Credit and market risk. The Fund invests in high-yield and emerging market instruments that are subject to certain credit and market risks. The yields of high-yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investments in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investments in non-U.S. dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.
Investments in securities that are collateralized by real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

Western Asset Intermediate Bond Fund 2025 Semi-Annual Report

(m) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.
(n) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.
With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.
The Fund has entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter (“OTC”) derivatives and provide for general obligations, representations, agreements, collateral posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or net asset value per share over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.
Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA
Western Asset Intermediate Bond Fund 2025 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
Master Agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.
Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for OTC traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.
As of November 30, 2025, the Fund held OTC purchased options and OTC written options with credit related contingent features which had a liability position of $77,918. If a contingent feature in the master agreements would have been triggered, the Fund would have been required to pay this amount to its derivatives counterparties.
(o) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities) is recorded on the accrual basis. Amortization of premiums and accretion of discounts on debt securities are recorded to interest income over the lives of the respective securities, except for premiums on certain callable debt securities, which are amortized to the earliest call date. Paydown gains and losses on mortgage- and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.
(p) Distributions to shareholders. Distributions from net investment income of the Fund are declared each business day to shareholders of record and are paid monthly. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.
(q) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.
(r) Compensating balance arrangements. The Fund had an arrangement with its custodian bank whereby a portion of the custodian’s fees was paid indirectly by credits earned on the Fund’s cash on deposit with the bank. Effective April 1, 2025, any cash on

Western Asset Intermediate Bond Fund 2025 Semi-Annual Report

deposit with the bank will earn interest and be recognized as interest income on the Statement of Operations.
(s) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.
Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of May 31, 2025, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for the prior three fiscal years are subject to examination by the Internal Revenue Service and state departments of revenue.
(t) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.
2. Investment management agreement and other transactions with affiliates
Franklin Templeton Fund Adviser, LLC (“FTFA”) is the Fund’s investment manager. Western Asset Management Company, LLC (“Western Asset”) and Western Asset Management Company Limited (“Western Asset London”) are the Fund’s subadvisers. FTFA, Western Asset and Western Asset London are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).
FTFA provides the Fund with management and administrative services for which the Fund pays a fee calculated daily and paid monthly, at an annual rate of 0.40% of the Fund’s average daily net assets. For their services, FTFA pays Western Asset and Western Asset London monthly all of the management fee that it receives from the Fund.
As a result of expense limitation arrangements between the Fund and FTFA, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class A, Class C, Class R and Class IS shares did not exceed 0.90%, 1.65%, 1.15% and 0.45%, respectively. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2027 without the Board’s consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund (the “affiliated money market fund waiver”). The affiliated money market fund waiver is not subject to the recapture provision discussed below.
During the six months ended November 30, 2025, fees waived and/or expenses reimbursed amounted to $103,832, which included an affiliated money market fund waiver of $12,023.
Western Asset Intermediate Bond Fund 2025 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
FTFA is permitted to recapture amounts waived and/or reimbursed to a class within two years after the fiscal year in which FTFA earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will FTFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.
Pursuant to these arrangements, at November 30, 2025, the Fund had remaining fee waivers and/or expense reimbursements subject to recapture by FTFA and respective dates of expiration as follows:

	Class A	Class C	Class R	Class I	Class IS
Expires May 31, 2026	—	—	—	—	—
Expires May 31, 2027	$11,225	$732	$257	$46,932	$65,166
Expires May 31, 2028	20,918	1,163	709	33,779	35,240
Total fee waivers/expense reimbursements subject to recapture	$32,143	$1,895	$966	$80,711	$100,406
For the six months ended November 30, 2025, fee waivers and/or expense reimbursements recaptured by FTFA were as follows:

Class R
FTFA recaptured	$211
Franklin Distributors, LLC (“Franklin Distributors”) serves as the Fund’s sole and exclusive distributor. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources. Franklin Templeton Investor Services, LLC (“Investor Services”) serves as the Fund’s shareholder servicing agent and acts as the Fund’s transfer agent and dividend-paying agent. Investor Services is an indirect, wholly-owned subsidiary of Franklin Resources. Each class of shares of the Fund pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. Investor Services charges account-based fees based on the number of individual shareholder accounts, as well as a fixed percentage fee based on the total account-based fees charged. In addition, each class reimburses Investor Services for out of pocket expenses incurred. For the six months ended November 30, 2025, the Fund incurred transfer agent fees as reported on the Statement of Operations, of which $3,915 was earned by Investor Services.
There is a maximum initial sales charge of 3.75% for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 1.00% on Class C shares, which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by Franklin Distributors, equal or exceed $500,000 in the aggregate. These purchases do not incur an initial sales charge.

Western Asset Intermediate Bond Fund 2025 Semi-Annual Report

For the six months ended November 30, 2025, sales charges retained by and CDSCs paid to Franklin Distributors and its affiliates, if any, were as follows:

	Class A	Class C
Sales charges	$929	—
CDSCs	1,864	$6
All officers and one Director of the Corporation are employees of Franklin Resources or its affiliates and do not receive compensation from the Corporation.
3. Investments
During the six months ended November 30, 2025, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S. Government & Agency Obligations were as follows:

	Investments	U.S. Government & Agency Obligations
Purchases	$14,891,240	$22,959,501
Sales	32,753,109	29,094,539
At November 30, 2025, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost/Premiums Paid (Received)	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Securities	$174,605,733	$2,710,080	$(3,519,111)	$(809,031)
Written options	(254,758)	116,600	(263)	116,337
Futures contracts	—	191,362	(113,832)	77,530
Swap contracts	371,446	4,494	(54,510)	(50,016)
4. Derivative instruments and hedging activities
Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at November 30, 2025.

ASSET DERIVATIVES[1]
	Interest Rate Risk	Credit Risk	Total
Purchased options[2]	$171,929	—	$171,929
Futures contracts[3]	191,362	—	191,362
Centrally cleared swap contracts[4]	—	$4,494	4,494
Total	$363,291	$4,494	$367,785
Western Asset Intermediate Bond Fund 2025 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)

LIABILITY DERIVATIVES[1]
Interest Rate Risk
Written options	$138,421
Futures contracts[3]	113,832
Centrally cleared swap contracts[4]	54,510
Total	$306,763

[1]	Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation and for liability derivatives is payables/net unrealized depreciation.
[2]	Market value of purchased options is reported in Investments in unaffiliated securities at value in the Statement of Assets and Liabilities.
[3]
Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedule of
Investments. Only net variation margin is reported within the receivables and/or payables on the Statement of
Assets and Liabilities.

[4]
Includes cumulative unrealized appreciation (depreciation) of centrally cleared swap contracts as reported in the
Schedule of Investments. Only net variation margin is reported within the receivables and/or payables on the
Statement of Assets and Liabilities.

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended November 30, 2025. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in net unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF NET REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Credit Risk	Total
Purchased options[1]	$(999,651)	—	$(999,651)
Futures contracts	932,979	—	932,979
Written options	517,182	—	517,182
Swap contracts	(178,139)	$144,060	(34,079)
Total	$272,371	$144,060	$416,431

[1]	Net realized gain (loss) from purchased options is reported in Net Realized Gain (Loss) From Investment transactions in unaffiliated securities in the Statement of Operations.

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Credit Risk	Total
Purchased options[1]	$(57,028)	—	$(57,028)
Futures contracts	(213,634)	—	(213,634)
Written options	52,699	—	52,699
Swap contracts	(171,083)	$(18,036)	(189,119)
Total	$(389,046)	$(18,036)	$(407,082)

Western Asset Intermediate Bond Fund 2025 Semi-Annual Report

[1]
The change in net unrealized appreciation (depreciation) from purchased options is reported in the Change in Net
Unrealized Appreciation (Depreciation) From Investments in unaffiliated securities in the Statement of
Operations.

During the six months ended November 30, 2025, the volume of derivative activity for the Fund was as follows:

Average Market Value*
Purchased options	$207,943
Written options	151,353
Futures contracts (to buy)	101,561,227
Futures contracts (to sell)	34,830,440
Average Notional Balance**
Interest rate swap contracts	$34,842,714
Credit default swap contracts (sell protection)	16,910,857

*	Based on the average of the market values at each month-end during the period.
**	Based on the average of the notional amounts at each month-end during the period.
The following table presents the Fund’s OTC derivative assets and liabilities by counterparty net of amounts available for offset under an ISDA Master Agreement and net of the related collateral pledged (received) by the Fund as of November 30, 2025.

Counterparty	Gross Assets Subject to Master Agreements[1]	Gross Liabilities Subject to Master Agreements[1]	Net Assets (Liabilities) Subject to Master Agreements	Collateral Pledged (Received)	Net Amount[2]
Goldman Sachs Group Inc.	$88,032	$(77,918)	$10,114	—	$10,114
Total	$88,032	$(77,918)	$10,114	—	$10,114

[1]	Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.
[2]	Represents the net amount receivable (payable) from (to) the counterparty in the event of default.
5. Class specific expenses, waivers and/or expense reimbursements
The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A, Class C and Class R shares calculated at the annual rate of 0.25%, 1.00% and 0.50% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.
Western Asset Intermediate Bond Fund 2025 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
For the six months ended November 30, 2025, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class A	$54,999	$10,719
Class C	12,254	886
Class R	3,757	1,255
Class I	—	31,996
Class IS	—	1,211
Total	$71,010	$46,067
For the six months ended November 30, 2025, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class A	$23,711
Class C	1,317
Class R	804
Class I	38,313
Class IS	39,687
Total	$103,832
6. Distributions to shareholders by class

	Six Months Ended November 30, 2025	Year Ended May 31, 2025
Net Investment Income:
Class A	$770,932	$1,238,369
Class C	33,386	63,051
Class R	23,325	25,455
Class I	1,333,381	5,249,141
Class IS	1,361,557	7,223,732
Total	$3,522,581	$13,799,748
7. Capital shares
At November 30, 2025, the Corporation had 42.7 billion shares of capital stock authorized with a par value of $0.001 per share. Transactions in shares of each class were as follows:

	Six Months Ended November 30, 2025		Year Ended May 31, 2025
	Shares	Amount	Shares	Amount
Class A
Shares sold	768,249	$7,587,683	2,342,812	$22,695,587
Shares issued on reinvestment	77,906	769,097	126,564	1,228,528
Shares repurchased	(357,705)	(3,532,200)	(815,749)	(7,894,627)
Net increase	488,450	$4,824,580	1,653,627	$16,029,488

Western Asset Intermediate Bond Fund 2025 Semi-Annual Report

	Six Months Ended November 30, 2025		Year Ended May 31, 2025
	Shares	Amount	Shares	Amount
Class C
Shares sold	24,934	$245,930	117,385	$1,139,820
Shares issued on reinvestment	3,325	32,847	6,387	62,079
Shares repurchased	(71,176)	(705,388)	(83,073)	(807,284)
Net increase (decrease)	(42,917)	$(426,611)	40,699	$394,615
Class R
Shares sold	29,967	$296,347	103,142	$995,367
Shares issued on reinvestment	2,363	23,324	2,570	24,980
Shares repurchased	(6,230)	(61,238)	(15,774)	(153,029)
Net increase	26,100	$258,433	89,938	$867,318
Class I
Shares sold	1,054,987	$10,379,798	5,084,508	$49,147,541
Shares issued on reinvestment	134,718	1,329,363	538,479	5,219,958
Shares repurchased	(1,060,374)	(10,422,188)	(28,386,378)	(276,665,044)
Net increase (decrease)	129,331	$1,286,973	(22,763,391)	$(222,297,545)
Class IS
Shares sold	1,189,414	$11,717,503	2,396,905	$23,224,267
Shares issued on reinvestment	128,558	1,268,820	648,464	6,294,209
Shares repurchased	(4,110,562)	(40,730,436)	(34,763,888)	(338,522,372)
Net decrease	(2,792,590)	$(27,744,113)	(31,718,519)	$(309,003,896)
8. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the six months ended November 30, 2025. The following transactions were effected in such company for the six months ended November 30, 2025.

	Affiliate Value at May 31, 2025	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$17,152,718	$63,626,126	63,626,126	$61,071,340	61,071,340
Western Asset Intermediate Bond Fund 2025 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at November 30, 2025
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$436,434	—	$19,707,504
9. Redemption facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, the “Borrowers”) managed by Franklin Resources or its affiliates, is a borrower in a joint syndicated senior unsecured credit facility totaling $2.995 billion (the “Global Credit Facility”). The Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Unless renewed, the Global Credit Facility will terminate on January 30, 2026.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in the Statement of Operations. The Fund did not utilize the Global Credit Facility during the six months ended November 30, 2025.
10. Deferred capital losses
As of May 31, 2025, the Fund had deferred capital losses of $106,612,162, which have no expiration date, that will be available to offset future taxable capital gains.
11. Operating segments
The Fund operates as a single operating segment, which is an investment portfolio. A management group assigned to the Fund within the Fund’s investment manager serves as the Chief Operating Decision Maker (“CODM”) and is responsible for evaluating the Fund’s operating results and allocating resources in accordance with the Fund’s investment strategy. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related Notes to Financial Statements. The Fund’s Schedule of Investments provides details of the Fund’s investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial Highlights.

Western Asset Intermediate Bond Fund 2025 Semi-Annual Report

Changes in and Disagreements with Accountants	For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders	For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others	For the period covered by this report
Refer to the financial statements included herein.
Western Asset Intermediate Bond Fund

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Western Asset
Intermediate Bond Fund
Directors
Robert Abeles, Jr.
Jane F. Dasher
Anita L. DeFrantz
Susan B. Kerley
Michael Larson
Ronald L. Olson
Avedick B. Poladian
William E.B. Siart
Chair
Jaynie M. Studenmund
Peter J. Taylor
Jane Trust
Investment manager
Franklin Templeton Fund Adviser, LLC
Subadvisers
Western Asset Management Company, LLC
Western Asset Management Company Limited
Distributor
Franklin Distributors, LLC
Custodian
The Bank of New York Mellon
Transfer agent
Franklin Templeton Investor
Services, LLC
3344 Quality Drive
Rancho Cordova, CA 95670-7313
Independent registered
public accounting firm
PricewaterhouseCoopers LLP
Baltimore, MD
Western Asset Intermediate Bond Fund
The Fund is a separate investment series of Western Asset Funds, Inc.
Western Asset Intermediate Bond Fund
Legg Mason Funds
One Madison Avenue, 17th Floor
New York, NY 10010
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 877-6LM-FUND/656-3863.
Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 877-6LM-FUND/656-3863, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.
This report is submitted for the general information of the shareholders of Western Asset Intermediate Bond Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.
Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.
www.franklintempleton.com
© 2026 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

90089-SFSOI 1/26
© 2026 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are likely to materially affect the Registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Western Asset Funds, Inc.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	January 27, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	January 27, 2026

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	January 27, 2026